The Allstate Variable Annuities

(Allstate Variable Annuity, Allstate Variable Annuity – L Share)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001

Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566

Telephone Number: 1-800-457-7617

Fax Number: 1-785-228-4584

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Allstate Variable Annuity

•  Allstate Variable Annuity – L Share

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

Morgan Stanley Variable Investment Series (Class Y)

The Universal Institutional Funds, Inc.
(Class II Shares)

Invesco Variable Insurance Funds (Series II)

AB Variable Product Series Fund, Inc. (Class B)

Fidelity® Variable Insurance Products
(Service Class 2)

Franklin Templeton Variable Insurance Products Trust (Class 2) Goldman Sachs Variable Insurance Trust PIMCO Variable Insurance Trust Putnam Variable Trust (Class IB) Janus Aspen Series

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 39 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
AB Factor	15
Accumulation Benefit	15
Accumulation Phase	6
Accumulation Unit	10
Accumulation Unit Value	10
Allstate Life (“we”)	76
Annuitant	11
Automatic Additions Program	13
Automatic Portfolio Rebalancing Program	50
Beneficiary	12
Benefit Base (for the TrueReturn Accumulation Benefit Option)	16
Benefit Base (for the SureIncome Withdrawal Benefit Option)	26
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)	29
Benefit Base (for the SureIncome For Life Withdrawal Benefit Option)	33
Benefit Payment (for the SureIncome Withdrawal Benefit Option)	25
Benefit Payment (for the SureIncome Plus Withdrawal Benefit Option)	28
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option)	32
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option)	25
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option)	28
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit Option)	32
Benefit Year (for the SureIncome Withdrawal Benefit Option)	25
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)	28
Benefit Year (for the SureIncome For Life Withdrawal Benefit Option)	32
Co-Annuitant	11
*Contract	10
Contract Anniversary	3
Contract Owner (“you”)	10
Contract Value	14
Contract Year	4
Dollar Cost Averaging Program	49
Due Proof of Death	68
Earnings Protection Death Benefit Option	70
Enhanced Beneficiary Protection (Annual Increase) Option	69
Excess of Earnings Withdrawal	70
Fixed Account Options	44
Free Withdrawal Amount	54
Funds	1
Guarantee Option	3
Guarantee Period Account	44
Income Base	3
Income Plan	59
Income Protection Benefit Option	62
In-Force Earnings	70
In-Force Premium	70
Investment Alternatives	39
IRA Contract	3
Issue Date	6
Market Value Adjustment	45
Maximum Anniversary Value (MAV) Death Benefit Option	69
Payout Phase	6
Payout Start Date	59
Payout Withdrawal	60
Portfolios	76
Qualified Contract	10
Retirement Income Guarantee Options	52
Return of Premium (“ROP”) Death Benefit	68
Rider Anniversary	14
Rider Application Date	12
Rider Date (for the TrueReturn Accumulation Benefit Option)	14
Rider Date (for the SureIncome Withdrawal Benefit Option)	25
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)	28
Rider Date (for the SureIncome For Life Withdrawal Benefit Option)	32

(ii)

Page
Rider Fee (for the TrueReturn Accumulation Benefit Option)	3
Rider Fee (for the SureIncome Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)	3
Rider Fee Percentage	3
Rider Maturity Date	14
Rider Period	14
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)	23
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)	27
Right to Cancel	13
SEC	1
Settlement Value	68
Spousal Protection Benefit (Co-Annuitant) Option	11
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	11
Standard Fixed Account Option	44
SureIncome Covered Life	31
SureIncome Option Fee	52
SureIncome Plus Option	28
SureIncome Plus Option Fee	53
SureIncome Plus Withdrawal Benefit Option	28
SureIncome For Life Option	31
SureIncome For Life Option Fee	53
SureIncome For Life Withdrawal Benefit Option	31
SureIncome ROP Death Benefit	32
SureIncome Withdrawal Benefit Option	24
Systematic Withdrawal Program	57
Tax Qualified Contract	82
Transfer Period Accounts	17
Trial Examination Period	2
2
TrueBalanceSM Asset Allocation Program	41
TrueReturnSM Accumulation Benefit Option	52
Valuation Date	13
Variable Account	76
Variable Sub-Account	14
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option)	25
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit Option)	25
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit Option)	32
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)	26
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit Option)	32
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit Option)	34
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit Option)	26
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit Option)	32
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal Benefit Option)	34
Withdrawal Benefit Option	25
Withdrawal Benefit Option Fee	8

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

(iii)

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•  The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•  The Allstate Variable Annuity – L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

*  The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments

We are no longer offering new contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments). We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

Trial Examination Period

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. See “Trial Examination Period” for details.

Expenses

Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Variable Annuity Contracts

• Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Variable Annuity – L Share Contracts

• Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

All Contracts

• Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%; up to 0.35% for future Contracts).

•  Annual contract maintenance charge of $30 (waived in certain cases).

•  If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

• If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

• We discontinued offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”) as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

•  If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40% of the Income Base in effect on a Contract Anniversary.

• We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract Anniversary.

•  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Internal

Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

* No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 8 for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

•  State premium tax (if your state imposes one)

•  Not all Options are available in all states

We may discontinue offering any of these Options at any time prior to the time you elect to receive it.

Investment Alternatives

Each Contract offers several investment alternatives including:

•  Fixed Account Options that credit interest at rates we guarantee, and

•  Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

•  Morgan Stanley Investment Management Inc.

•  Invesco Advisers, Inc.

•  AllianceBernstein L.P.

•  Fidelity Management & Research Company

•  Franklin Advisers, Inc.

•  Franklin Mutual Advisers, LLC

•  Goldman Sachs Asset Management, L.P.

•  Janus Capital Management LLC

•  Pacific Investment Management Company LLC

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 39 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services

For your convenience, we offer these special services:

•  Automatic Portfolio Rebalancing Program

•  Automatic Additions Program

•  Dollar Cost Averaging Program

•  Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

•  life income with guaranteed number of payments

•  joint and survivor life income with guaranteed number of payments

•  guaranteed number of payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits

If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

•  Enhanced Beneficiary Protection (Annual Increase) Option; and

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 59. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.

** Waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	1.10%	0.19%	1.29%
Allstate Variable Annuity – L Share	1.50%	0.19%	1.69%

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20% (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option	0.30%
Earnings Protection Death Benefit Option (issue age 0-70)	0.25% (up to 0.35% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 71-79)	0.40% (up to 0.50% for Options added in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	2.00%	0.19%	2.19%
Allstate Variable Annuity – L Share	2.40%	0.19%	2.59%

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TrueReturnSM Accumulation Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*

* Up to 1.25% for TrueReturn Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.

SureIncome Withdrawal Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%**

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

** Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.

Retirement Income Guarantee Option Fee*

(annual rate as a percentage of Income Base on a Contract Anniversary)

RIG 1	0.40%
RIG 2	0.55%

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	0.10%*

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.

Income Protection Benefit Option

(as a percentage of the average daily net Variable Account assets supporting the variable income payments to which the Option applies)

Income Protection Benefit Option	0.50%*

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See “Income Payments – Income Protection Benefit Option,” below, for details.

PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.50%	2.42%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015 (except as otherwise noted).

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated;

•  earned a 5% annual return on your investment;

•  surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

• elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

• elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

• elected the Spousal Protection Benefit (Co-Annuitant) Option; and

• elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	Allstate Variable Annuity				Allstate Variable Annuity – L Share
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,210	$ 2,356	$ 3,418	$ 6,162	$ 1,248	$ 2,377	$ 3,242	$ 6,428
Costs Based on Minimum Annual Portfolio Expenses	$ 1,027	$ 1,830	$ 2,583	$ 4,707	$ 1,065	$ 1,858	$ 2,424	$ 5,037

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Allstate Variable Annuity				Allstate Variable Annuity – L Share
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 615	$ 1,846	$ 3,078	$ 6,162	$ 653	$ 1,952	$ 3,242	$ 6,428
Costs Based on Minimum Annual Portfolio Expenses	$ 432	$ 1,320	$ 2,243	$ 4,707	$ 470	$ 1,433	$ 2,424	$ 5,037

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan(s) you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

• any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•  the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•  the Contract Owner must be age 90 or younger on the Rider Application Date;

•  the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•  the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

• the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•  the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•  the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

• the Annuitant must be age 90 or younger on the Rider Application Date; and

• the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•  your spouse or, if he or she is no longer alive,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

We reserve the right to allocate your purchase payments to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•  the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURNSM ACCUMULATION BENEFIT OPTION

We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account. You may transfer the excess amount out of the Fidelity VIP Government Money Market - Service Class 2 Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750

Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•  The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•  The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately prior to the withdrawal; and

(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1 * TrueBalance Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option

* Model Portfolio Option 2

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

Model Portfolio Option 1

20% Category A

50% Category B

30% Category C

0% Category D

Category A

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account(10) (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

Category B

Invesco V. I. High Yield – Series II Sub-Account

Morgan Stanley VIS Income Plus – Class Y Sub-Account

Morgan Stanley VIS Limited Duration – Class Y Sub-Account(3)

Fidelity® VIP High Income – Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(1)

PIMCO CommodityRealReturn™ Strategy – Advisor Shares Sub-Account

PIMCO Emerging Markets Bond – Advisor Shares Sub-Account

PIMCO Real Return – Advisor Shares Sub-Account

PIMCO Total Return – Advisor Shares Sub-Account(7)

UIF Emerging Markets Debt, Class II Sub-Account(1)

UIF U.S. Real Estate, Class II Sub-Account(9)

Category C

Morgan Stanley VIS Multi Cap Growth – Class Y Sub-Account

Invesco V. I. Diversified Dividend – Series II Sub-Account

Invesco V. I. Global Core Equity – Series II Sub-Account

Invesco V. I. Equity and Income – Series II Sub-Account(1)

UIF Global Strategist Portfolio – Class II Sub-Account

Invesco V. I. S&P 500 Index – Series II Sub-Account

UIF Global Infrastructure – Class II Sub-Account(1)

AB VPS Growth Portfolio – Class B Sub-Account

AB VPS Growth and Income Portfolio – Class B Sub-Account(1)

AB VPS International Value – Class B Sub-Account(7)

AB VPS Small/Mid Cap Value – Class B Sub-Account

AB VPS Value – Class B Sub-Account(6)

Invesco V.I. Value Opportunities – Series II Sub-Account(1)(5)

Invesco V.I. Core Equity – Series II Sub-Account(4)

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(1),(9)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth & Income – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund Securities – Class 2 Sub-Account

Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account(3)

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account(1)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account(2)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value – Series II Sub-Account

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Comstock – Series II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)

Morgan Stanley VIS European Equity – Class Y Sub-Account(3)

AB VPS Large Cap Growth – Class B Sub-Account (1)

UIF Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth – Series II Sub-Account

Invesco V.I. American Franchise – Series II Sub-Account

Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account, UIF Emerging Markets Debt, Class II Sub-Account and the UIF Global Infrastructure – Class Y Sub-Account.*

2) Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments.*

3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6) Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

8)  Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

9) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

10) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)

10% Category A

20% Category B

50% Category C

20% Category D

Category A

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account(10) (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

Category B

Invesco V. I. High Yield – Series II Sub-Account

Morgan Stanley VIS Income Plus – Class Y Sub-Account

Morgan Stanley VIS Limited Duration – Class Y Sub-Account(3)

Fidelity® VIP High Income – Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(1)

PIMCO CommodityRealReturn™ Strategy – Advisor Shares Sub-Account

PIMCO Emerging Markets Bond – Advisor Shares Sub-Account

PIMCO Real Return – Advisor Shares Sub-Account

PIMCO Total Return – Advisor Shares Sub-Account(7)

UIF U.S. Real Estate, Class II Sub-Account(9)

UIF Emerging Markets Debt, Class II Sub-Account(1)

Category C

Morgan Stanley VIS Multi-Cap Growth – Class Y Sub-Account

Invesco V. I. Diversified Dividend – Series II Sub-Account

Invesco V. I. Equity and Income – Series II Sub-Account(1)

Invesco V.I. S&P 500 Index – Series II Sub-Account

UIF Global Strategist Portfolio – Class II Sub-Account

UIF Global Infrastructure – Class II Sub-Account(1)

Invesco V.I. Value Opportunities – Series II Sub-Account(1)(5)

Invesco V.I. Core Equity – Series II Sub-Account(4)

AB VPS Growth and Income Portfolio – Class B Sub-Account(1)

AB VPS International Value – Class B Sub-Account(7)

AB VPS Value – Class B Sub-Account(6)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth & Income – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account

Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account(3)

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account(1)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account

Invesco V.I. American Value, Series II Sub-Account

Invesco V.I. Comstock, Series II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Category D

Morgan Stanley VIS European Equity – Class Y Sub-Account(3)

Invesco V.I. Global Core Equity – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(1),(9)

AB VPS Growth Portfolio – Class B Sub-Account

AB VPS Large Cap Growth Portfolio – Class B Sub-Account(1)

AB VPS Small/Mid Cap Value – Class B Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account

UIF Growth, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. American Franchise, Series II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider date October 1, 2004). We will use the percentage allocations as of your most recent instructions.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income-VIP Fund– Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2) Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments.*

3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6) Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

Effective as of April 13, 2015, PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

8) Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

9) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

10) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

Model Portfolio Option 2

(Rider Date on or After October 1, 2004)

Available

Morgan Stanley VIS Multi Cap Growth – Class Y Sub-Account

Invesco V. I. Diversified Dividend – Series II Sub-Account

Invesco V. I. Global Core Equity – Series II Sub-Account

Invesco V. I. High Yield – Series II Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account(1)

Morgan Stanley VIS Income Plus – Class Y Sub-Account

Morgan Stanley VIS Limited Duration – Class Y Sub-Account(3)

Morgan Stanley VIS Money Market – Class Y Sub-Account

Invesco V.I. S&P 500 Index – Series II Sub-Account

UIF Global Strategist Portfolio – Class II Sub-Account

UIF Global Infrastructure – Class II Sub-Account(1)

Invesco V.I. Value Opportunities – Series II Sub-Account(1)(5)

Invesco V.I. Core Equity – Series II Sub-Account(4)

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(1),(9)

AB VPS Growth Portfolio – Class B Sub-Account

AB VPS Growth and Income Portfolio – Class B Sub-Account(1)

AB VPS International Value – Class B Sub-Account(7)

AB VPS Small/Mid Cap Value – Class B Sub-Account

AB VPS Value – Class B Sub-Account(6)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth & Income – Service Class 2 Sub-Account

Fidelity® VIP High Income – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account(11)

FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(1)

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account(3)

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

PIMCO CommodityRealReturn™ Strategy – Advisor Shares Sub-Account

PIMCO Emerging Markets Bond – Advisor Shares Sub-Account

PIMCO Real Return – Advisor Shares Sub-Account

PIMCO Total Return – Advisor Shares Sub-Account(8)

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account(1)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account(1)

UIF Emerging Markets Equity, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

UIF U.S. Mid Cap Value, Class II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(9)

Invesco V.I. American Franchise, Series II Sub-Account

Invesco V.I. Comstock, Series II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Excluded

Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account

Morgan Stanley VIS European Equity – Class Y Sub-Account(3)

Invesco V.I. American Franchise Fund – Series II Sub-Account

AB VPS Large Cap Growth – Class B Sub-Account(1)

UIF Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the ABVPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2) Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6) Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

8) Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

9) Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

10) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

11) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 72 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

• The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•  The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

• the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•  the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

• the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•  the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•  any waiting period for canceling the New Option will start again on the new Rider Date;

•  any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•  the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

• The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•  The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

•  on the Rider Maturity Date;

•  on the Payout Start Date;

•  on the date your Contract is terminated;

•  on the date the Option is cancelled;

•  on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS

“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION

Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.

For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

• The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

• On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Option is cancelled;

•  On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 68.

For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

• The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•  The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 68 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

•  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•  On the date we receive a Complete Request for Settlement of the Death Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION

We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome

For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 68.

For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•  If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

• The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•  The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the Death Benefits section page 68 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

• The Benefit Payment is reduced to zero;

• On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•  On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

• On the date we receive a Complete Request for Settlement of the Death Proceeds; or

• On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)

If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)  to a Model Portfolio Option available as described below;

(2)  to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1

*TrueBalance Conservative Model Portfolio Option

*TrueBalance Moderately Conservative Model Portfolio Option

*TrueBalance Moderate Model Portfolio Option

*TrueBalance Moderately Aggressive Model Portfolio Option

*TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available,” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

Available

Morgan Stanley VIS Multi Cap Growth – Class Y Sub-Account

Invesco V. I. Diversified Dividend – Series II Sub-Account(5)

Invesco V.I. Global Core Equity – Series II Sub-Account

Invesco V. I. High Yield – Series II Sub-Account(1)

Invesco V.I. Equity and Income – Series II Sub-Account(1)

Morgan Stanley VIS Income Plus – Class Y Sub-Account

Morgan Stanley VIS Limited Duration – Class Y Sub-Account(3)

Invesco V.I. S&P 500 Index – Series II Sub-Account

UIF Global Infrastructure – Class II Sub-Account(1)

Invesco V.I. Value Opportunities – Series II Sub-Account(1)(5)

Invesco V.I. Core Equity – Series II Sub-Account(4)

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(1),(9)

AB VPS Growth Portfolio – Class B Sub-Account

AB VPS Growth and Income Portfolio – Class B Sub-Account(1)

AB VPS International Value – Class B Sub-Account(7)

AB VPS Small/Mid Cap Value – Class B Sub-Account

AB VPS Value – Class B Sub-Account(6)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth & Income – Service Class 2 Sub-Account

Fidelity® VIP High Income – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account(11)

FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(1)

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account(3)

PIMCO CommodityRealReturn(TM) Strategy – Advisor Shares Sub-Account

PIMCO Emerging Markets Bond – Advisor Shares Sub-Account

PIMCO Real Return – Advisor Shares Sub-Account

PIMCO Total Return – Advisor Shares Sub-Account(8)

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account(1)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account(1)

UIF Emerging Markets Equity, Class II Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Global Strategist Portfolio – Class Y Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Series II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(10)

Invesco V.I. American Franchise, Series II Sub-Account

Invesco V.I. Comstock, Series II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Excluded

Morgan Stanley VIS European Equity – Class Y Sub-Account(3)

AB VPS Large Cap Growth – Class B Sub-Account(1)

UIF Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Class II Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2) Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6) Effective as of Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

8) Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

9) Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

10) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

11) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 40 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y

As a primary objective, growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.

Morgan Stanley Investment Management Inc.
Morgan Stanley VIS European Equity Portfolio - Class Y(1)	To maximize the capital appreciation of its investments
UIF Global Infrastructure Portfolio - Class II(2)	Both capital appreciation and current income
Morgan Stanley VIS Income Plus Portfolio - Class Y

As a primary objective, high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio - Class Y(1)	High level of current income consistent with preservation of capital
Janus Aspen Series
Janus Aspen Series Flexible Bond Portfolio – Institutional Shares	To obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
The Universal Institutional Funds, Inc.
UIF Growth Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
UIF Emerging Markets Debt Portfolio, Class II(2)	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Global Franchise Portfolio, Class II	Long-term capital appreciation.
UIF Global Strategist Portfolio, Class II	Total return.
UIF Mid Cap Growth Portfolio, Class II	Long-term capital growth by investing primarily in common stocks and other equity securities.
UIF Small Company Growth Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.
UIF U.S. Real Estate Portfolio, Class II(10)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco Variable Insurance Funds
Invesco V.I. American Franchise Fund – Series II	Capital appreciation.	Invesco Advisers, Inc.(3)
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio, Series II(2)	Capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income.
Invesco V.I. International Growth Fund – Series II	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. American Value Fund – Series II	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Value Opportunities Fund – Series II(2)(6)	Long-term growth of capital
Invesco V.I. Core Equity Fund – Series II(3)	Long-term growth of capital

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long term growth of income and capital.

Invesco V.I. High Yield Fund – Series II(2)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity Fund – Series II(2),(9)	Long-term growth of capital
Invesco V.I. S&P 500 Index Fund – Series II	To provide Investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor’s 500 Composite Stock Price Index
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B(2)	Long-term growth of capital	AllianceBernstein L.P.
AB VPS Growth Portfolio – Class B	Long-term growth of capital
AB VPS International Value Portfolio – Class B(7)	Long-term growth of capital
AB VPS Large Cap Growth Portfolio – Class B(2)	Long-term growth of capital
AB VPS Small/Mid Cap Value – Class B	Long-term growth of capital
AB VPS Value – Class B(6)	Long-term growth of capital
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Long-term capital appreciation	Fidelity Management & Research Company (FMR)
Fidelity® VIP Growth & Income Portfolio - Service Class 2	High total return through a combination of current income and capital appreciation
Fidelity® VIP High Income Portfolio - Service Class 2	High level of current income, while also considering growth of capital
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Long-term growth of capital
Fidelity® VIP Government Money Market Portfolio - Service Class 2(11)	As high a level of current income as is consistent with preservation of capital and liquidity.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2	Capital appreciation	Franklin Advisers, Inc.
FTVIP Franklin High Income VIP Fund - Class 2(2)	High level of current income with capital appreciation as a secondary goal
FTVIP Franklin Income VIP Fund - Class 2	Maximize income while maintaining prospects for capital appreciation.
FTVIP Mutual Global Discovery VIP Fund - Class 2	Capital appreciation	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund - Class 2	Capital appreciation with income as a secondary goal
FTVIP Templeton Foreign VIP Fund - Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Long-term capital appreciation	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund(1)	Long-term capital appreciation
Goldman Sachs VIT Small Cap Equity Insights Fund Institutional	Long-term growth of capital
Goldman Sachs VIT U.S. Equity Insights Fund Institutional	Long-term growth of capital and dividend income
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares	The Portfolio seeks maximum real return, consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio - Advisor Shares	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management
PIMCO Real Return Portfolio - Advisor Shares	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO Total Return Portfolio - Advisor Shares(8)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management
Putnam Variable Trust
Putnam VT Equity Income Fund - Class IB	Capital growth and current income.	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund - Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income.
Putnam VT Growth and Income Fund - Class IB (2)	Capital growth and current income.
Putnam VT International Equity Fund - Class IB	Capital appreciation.
Putnam VT Investors Fund - Class IB(5)	Long-term growth of capital and any increased income that results from this growth.
Putnam VT Voyager Fund - Class IB	Capital appreciation.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity – Class Y Sub-Account and Morgan Stanley VIS Limited Duration – Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Capital Appreciation – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. High Yield Fund, Series II, Invesco V.I. Equity and Income Portfolio, Series II, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging

Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Effective May 1, 2004, the Putnam VT Investors Fund – Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

(6) Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(7) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(8) Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(9) Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(10) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(11) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCESM ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

 Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 49.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 49.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity – L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other

Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•  you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

• you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity – L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee

Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

• the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus – Class Y Sub-Account and 60% to be in the Invesco V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus – Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus – Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

 Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Fidelity VIP Government Money Market - Service Class 2 Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

• for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•  for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Variable Annuity	1.10%
Allstate Variable Annuity – L Share	1.50%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•  MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•  Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•  Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•  0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

•  0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•  Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See “Retirement Income Guarantee Options” for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE

Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 7. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 45 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)  Purchase payments that no longer are subject to withdrawal charges;

2)  Free Withdrawal Amount (if available);

3)  Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)  Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•  The Free Withdrawal Amount described above; or

•  Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)  Earnings not previously withdrawn;

2)  Purchase payments that are no longer subject to withdrawal charges;

3)  Free Withdrawal Amount in excess of earnings;

4)  Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

All Contracts

We do not apply a withdrawal charge in the following situations:

• the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

• withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver.    We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.    you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.    we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.    a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.    you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.    you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.    you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.    you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.    you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof ” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the “Taxes” section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 8-9. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

 Access to Your Money

WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 59.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See “Standard Fixed Account Options” on page 44.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.    An emergency exists as defined by the SEC, or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•  the Annuitant’s 99th birthday, or

•  the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

• fixed income payments;

•  variable income payments; or

• a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Modifying Payments” and “Payout Withdrawals” below for more details.

Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

•  You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

•  You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions (“RMD”) under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%

Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•  reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

• The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

• You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•  You may apply the Income Protection Benefit Option to more than one Income Plan.

•  The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•  You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

• You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•  You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus – Class Y Sub-Account

Morgan Stanley VIS Limited Duration – Class Y Sub-Account(3)

Fidelity VIP Government Money Market – Service Class 2 Sub-Account(10)

PIMCO Real Return – Advisor Shares Sub-Account

PIMCO Total Return – Advisor Shares Su-Account (7)

Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley Multi Cap Growth – Class Y Sub-Account

Invesco V.I. Diversified Dividend – Series II Sub-Account

Morgan Stanley VIS European Equity – Class Y Sub-Account(3)

Invesco V.I. Global Equity – Series II Sub-Account

Invesco V.I. High Yield – Series II Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account(1)

Invesco V.I. S&P 500 Index – Series II Sub-Account

UIF Global Infrastructure – Class II Sub-Account(1)

Invesco V.I. Value Opportunities – Series II Sub-Account(1),(5)

Invesco V.I. Core Equity – Series II Sub-Account(4)

AB VPS Growth Portfolio – Class B Sub-Account

AB VPS Growth and Income Portfolio – Class B Sub-Account(1)

AB VPS International Value – Class B Sub-Account(6)

AB VPS Large Cap Value – Class B Sub-Account(1)

AB VPS Small/Mid Cap Value – Class B Sub-Account

AB VPS Value – Class B Sub-Account(5)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth & Income – Service Class 2 Sub-Account

Fidelity® VIP High Income – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(1)

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account(3)

PIMCO CommodityRealReturn™ Strategy – Advisor Shares Sub-Account

PIMCO Emerging Markets Bond – Advisor Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account(1)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

UIF Growth, Class II Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

Invesco V.I. American Value, Series II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(7)

Invesco V.I. Comstock, Series II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Excluded Variable Sub-Accounts.    Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(1),(8)

FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account

Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

UIF Small Company Growth, Class II Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account(1)

Invesco V.I. American Franchise, Series II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: Invesco V.I. Value Opportunities Fund – Series I, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income –Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2) Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments.*

3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6) Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

8) Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

9) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

10) Any Contract Value that was transferred to the Fidelity VIP® Government Money Market Portfolio – Initial Class as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

•  adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

• deducting any applicable taxes; and

• applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS

Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•  The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•  The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

•  The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•  You must select Fixed Amount Income Payments only.

•  You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

•  120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

•  60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

• The Guaranteed Retirement Income Benefit; or

• For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•  The date the Contract is terminated;

•  If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•  The Payout Start Date; or

•  You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

• 200% of the Contract Value as of the Rider Date; plus

•  200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

• RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•  In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•  In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”

“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•  Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

•  Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

• On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

 Death Benefits

DEATH PROCEEDS

Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•  A certified copy of the death certificate;

• A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

• Any other proof acceptable to us.

“ Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•  If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•  If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•  MAV Death Benefit Option

•  Enhanced Beneficiary Protection (Annual Increase) Option

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•  The Contract Value;

• The Settlement Value;

•  The ROP Death Benefit;

• The MAV Death Benefit Option (if selected);

•  The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•  The SureIncome ROP Death Benefit.*

The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The “ROP Death Benefit” is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds,” above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•  Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

• Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

• On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 72 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

• The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)  the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•  200% of the Contract Value as of the Rider Date; plus

•  200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

• Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 72, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

•  The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•  0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

• 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•  100% of “In-Force Premium” (excluding purchase payments made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve- month period immediately prior to the death of the Contract Owner or Annuitant); or

•  40% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•  50% of “In-Force Premium” (excluding purchase payments made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•  25% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 72 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•  The Rider Date will be changed to the date we determine the Death Proceeds;

•  The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•  The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

•  The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• the date the Contract is terminated;

•  if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 72, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•  if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•  on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•  on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

• the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

• Over the life of the New Contract Owner; or

• For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•  Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

• One year of the date of death;

• The same calendar year as the date we receive the first Complete Request for Settlement; and

• One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•  The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•  The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity VIP Government Money Market - Service Class 2 Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•  The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•  The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•  The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

• On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•  upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•  upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•  on the date the Contract is terminated;

•  on the Payout Start Date; or

•  on the date you change the beneficiary of the Contract and the change is accepted by us;

•  for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•  for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•  The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•  Option D of the “Death of Owner” provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•  The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

• The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•  The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•  The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•  The Annuitant must be age 90 or younger on the CSP Application Date.

•  The Co-Annuitant must be age 79 or younger on the CSP Application Date.

•  On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•  We have made no payments under any Income Plan.

• There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•  The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•  The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•  The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•  On the date CSP is terminated as described above; or

•  Upon the death of the Annuitant; or

•  Upon the death of the Co-Annuitant; or

•  On the date the Contract is terminated; or

•  On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.    This section applies if:

•  The CSP Conditions are met.

•  The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•  We have received proof satisfactory to us that the Co-Annuitant has died.

•  The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

•  the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•  The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•  The Owner does not thereafter name a new Co-Annuitant; and

•  The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•  The Contract may only be continued once.

 More Information

ALLSTATE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution.    The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

•  maintenance of Contract Owner records;

•  Contract Owner services;

•  calculation of unit values;

•  maintenance of the Variable Account; and

•  preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.

ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•  Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•  if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal adviser for additional information.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•  made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.     The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•  Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

•  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

•  Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

•  made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs)

• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

• from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10%

penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

•  a series of substantially equal periodic payments made over a period of at least 10 years, or,

•  a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•  hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

• severs employment,

• dies,

• becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•  A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•  An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

 Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2015, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

Statement of Additional Information

Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Purchase of Contracts	2
Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)	3
Calculation of Accumulation Unit Values	3
Net Investment Factor	3
Calculation of Variable Income Payments	4
Calculation of Annuity Unit Values	5
General Matters	5

Incontestability	5
Settlements	5
Safekeeping of the Variable Account’s Assets	5
Premium Taxes	6
Tax Reserves	6
Experts	6
Financial Statements	6
Appendix A – Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Appendix A

Contract Comparison Chart

Feature	Allstate Variable Annuity	Allstate Variable Annuity – L Share
DCA Fixed Account Option	3 to 6 month transfer periods 7 to 12 month transfer periods	3 to 6 month transfer periods 7 to 12 month transfer periods
Standard Fixed Account Option	1-, 3-*, 5-*, and 7-* year guarantee periods	N/A
MVA Fixed Account Option**	3-, 5-, 7-, and 10- year guarantee periods	3-, 5-, 7-, and 10- year guarantee periods
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.50%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	7/ 6/ 5
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

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Appendix B – Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=

the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

.9 × [I-(J + .0025)] × N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Variable Annuity*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.20%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate The Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3:	Calculate the Withdrawal Charge:	=	0.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.80%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 – (.048 + .0025)] × (2) = -.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	-.0099 × $11,411.66 = -$112.98
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity – L Share Contract, which has different expenses and withdrawal charges.

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Appendix C

Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value

Step 1 – Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

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Appendix D

Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

Income Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	5% Roll-Up Value**
1/1/04	Contract Anniversary	$ 55,000	_	$ 55,000	$ 55,000	$ 52,500
7/1/04	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 41,250	$ 40,176

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$ 15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$ 55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$ 13,750
Adjusted Income Benefit		$ 41,250

5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$ 15,000
STEP 1 – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$ 53,786
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$ 2,625
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e) = (d) * 1.05 ^-0.5	$ 2,562
Contract Value After Step 1	(b’) = (b) - (d)	$ 57,375
Adjusted Income Benefit After Step 1	(c’) = (c) - (e)	$ 51,224
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’) = (a) - (d)	$ 12,375
Proportional Adjustment	(a’) /(b’) * (c’)	$ 11,048
Contract Value After Step 2	(b’) - (a’)	$ 45,000
Adjusted Income Benefit After Step 2		$ 40,176

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

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Appendix E

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

Death Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Purchase Payment Value	Maximum Anniversary Value	Enhanced Beneficiary Value**
1/1/2008	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 55,000	$ 52,500
7/1/2008	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 41,250	$ 40,339

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$ 15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$ 50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$ 12,500
Adjusted Death Benefit		$ 37,500

MAV Death Benefit
Partial Withdrawal Amount	(a)	$ 15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$ 55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$ 13,750
Adjusted Death Benefit		$ 41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$ 15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$ 53,786
Withdrawal Adjustment	[(a)/(b)]*(c)	$ 13,446
Adjusted Death Benefit		$ 40,339

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

E-1

Appendix F

Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0 - $0)
In-Force Earnings	=	$25,000 ($125,000- $100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**  If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**  If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000

F-1

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**  If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**  If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix G

Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Benefit Base
1/2/2008	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000
7/2/2008	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

Benefit Base
Partial Withdrawal Amount	(a)	$ 15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$ 60,000
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal	(c)	$ 50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$ 12,500
Adjusted Benefit Base		$ 37,500

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

G-1

Appendix H – SureIncome Withdrawal Benefit Option
Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 – $25,000)) = $8,000. There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000. The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 – $5,000)) = $4,400. The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

H-1

Appendix I – SureIncome Plus Withdrawal Benefit

Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

I-1

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

I-2

Appendix J – SureIncome For Life Withdrawal Benefit

Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% × $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account, FTVIP Franklin High Income Securities – Class 2 Sub-Account, FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Mutual Shares Securities – Class 2 Sub-Account, and FTVIP Templeton Foreign Securities – Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value – Class B Sub-Account, the AllianceBernstein VPS Utility Income – Class B Sub-Account, the AllianceBernstein VPS Value – Class B Sub-Account, the Fidelity VIP Contrafund – Service Class 2 Sub-Account, the Fidelity VIP Growth & Income – Service Class 2 Sub-Account, the Fidelity VIP High Income – Service Class 2 Sub-Account, the Fidelity VIP Mid Cap – Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities – Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund – Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value – Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity – Series II Sub-Account, the Fidelity VIP Money Market – Service Class 2 Sub-Account, the PIMCO CommodityRealReturn Strategy – Advisor Shares Sub-Account, PIMCO Emerging Markets Bond – Advisor Shares Sub-Account, PIMCO Real Return – Advisor Shares Sub-Account, PIMCO Total Return – Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund – Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund – Class IB Sub-Account which was first offered under the Contracts on February 13, 2009 and the Invesco V.I. International Growth Fund – Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income Fund – Series II Sub-Account and the Invesco V.I. Global Core Equity Fund – Series II Sub-Account which were first offered under the Contracts on April 29, 2011.

ALLSTATE VARIABLE ANNUITY – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$13.957	$16.118	392,648
	2007	$16.118	$16.682	336,404
	2008	$16.682	$9.766	303,800
	2009	$9.766	$11.601	269,512
	2010	$11.601	$12.917	234,256
	2011	$12.917	$13.525	156,985
	2012	$13.525	$15.652	120,487
	2013	$15.652	$20.795	92,701
	2014	$20.795	$22.434	65,383
	2015	$22.434	$22.460	56,950
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$15.547	$15.157	387,737
	2007	$15.157	$16.855	356,669
	2008	$16.855	$9.550	305,855
	2009	$9.550	$12.525	289,591
	2010	$12.525	$14.193	243,621
	2011	$14.193	$14.146	200,172
	2012	$14.146	$15.859	158,132
	2013	$15.859	$20.934	108,680
	2014	$20.934	$23.343	88,098
	2015	$23.343	$25.074	75,385
AB VPS International Value Portfolio – Class B formerly, AllianceBernstein VPS International Value Portfolio – Class B
	2006	$11.902	$15.875	662,259
	2007	$15.875	$16.544	645,090
	2008	$16.544	$7.629	670,721
	2009	$7.629	$10.118	567,122
	2010	$10.118	$10.417	530,629
	2011	$10.417	$8.284	501,353
	2012	$8.284	$9.337	410,187
	2013	$9.337	$11.312	267,416
	2014	$11.312	$10.445	215,242
	2015	$10.445	$10.558	167,106
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$13.956	$13.688	116,723
	2007	$13.688	$15.350	109,489
	2008	$15.350	$9.118	91,770
	2009	$9.118	$12.341	77,990
	2010	$12.341	$13.379	53,765
	2011	$13.379	$12.775	40,933
	2012	$12.775	$14.642	33,944
	2013	$14.642	$19.801	28,873
	2014	$19.801	$22.251	24,389
	2015	$22.251	$24.348	21,376

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio – Class B formerly, AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class B
	2006	$16.877	$19.026	422,123
	2007	$19.026	$19.066	377,632
	2008	$19.066	$12.092	342,681
	2009	$12.092	$17.028	285,949
	2010	$17.028	$21.278	246,911
	2011	$21.278	$19.193	187,137
	2012	$19.193	$22.444	140,237
	2013	$22.444	$30.492	99,926
	2014	$30.492	$32.792	83,119
	2015	$32.792	$30.526	68,296
AB VPS Value Portfolio – Class B formerly, AllianceBernstein VPS Value Portfolio – Class B
	2006	$10.757	$12.852	107,014
	2007	$12.852	$12.157	92,965
	2008	$12.157	$7.078	73,569
	2009	$7.078	$8.456	67,766
	2010	$8.456	$9.301	55,429
	2011	$9.301	$8.834	48,835
	2012	$8.834	$10.075	28,973
	2013	$10.075	$13.574	10,514
	2014	$13.574	$14.843	7,672
	2015	$14.843	$13.601	5,396
AllianceBernstein VPS Utility Income Portfolio – Class B
	2006	$10.978	$13.383	85,825
	2007	$13.383	$16.121	86,127
	2008	$16.121	$10.064	59,080
	2009	$10.064	$10.904	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$11.917	$13.108	934,340
	2007	$13.108	$15.177	953,870
	2008	$15.177	$8.586	906,812
	2009	$8.586	$11.481	842,828
	2010	$11.481	$13.251	782,880
	2011	$13.251	$12.716	577,610
	2012	$12.716	$14.578	525,027
	2013	$14.578	$18.844	310,655
	2014	$18.844	$20.768	197,523
	2015	$20.768	$20.586	143,026
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.000	$10.235	114,860
	2007	$10.235	$10.603	159,940
	2008	$10.603	$10.755	520,911
	2009	$10.755	$10.667	464,222
	2010	$10.667	$10.537	375,839
	2011	$10.537	$10.403	315,165
	2012	$10.403	$10.269	271,519
	2013	$10.269	$10.138	228,872
	2014	$10.138	$10.008	201,210
	2015	$10.008	$9.880	134,789

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth & Income Portfolio – Service Class 2
	2006	$11.114	$12.382	257,982
	2007	$12.382	$13.670	244,669
	2008	$13.670	$7.840	250,198
	2009	$7.840	$9.830	230,522
	2010	$9.830	$11.114	221,910
	2011	$11.114	$11.120	191,412
	2012	$11.120	$12.980	157,595
	2013	$12.980	$17.072	103,004
	2014	$17.072	$18.575	70,143
	2015	$18.575	$17.870	52,215
Fidelity VIP High Income Portfolio – Service Class 2
	2006	$10.498	$11.506	227,510
	2007	$11.506	$11.645	234,374
	2008	$11.645	$8.605	210,481
	2009	$8.605	$12.186	179,059
	2010	$12.186	$13.673	158,631
	2011	$13.673	$13.999	135,359
	2012	$13.999	$15.749	102,536
	2013	$15.749	$16.431	79,604
	2014	$16.431	$16.366	50,882
	2015	$16.366	$15.530	41,174
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$12.136	$13.466	356,831
	2007	$13.466	$15.330	369,677
	2008	$15.330	$9.139	324,260
	2009	$9.139	$12.607	321,406
	2010	$12.607	$16.000	308,116
	2011	$16.000	$14.080	206,809
	2012	$14.080	$15.921	169,812
	2013	$15.921	$21.353	122,323
	2014	$21.353	$22.349	50,564
	2015	$22.349	$21.702	39,388
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2
	2006	$11.178	$11.608	94,418
	2007	$11.608	$13.099	92,942
	2008	$13.099	$8.364	90,854
	2009	$8.364	$10.978	87,018
	2010	$10.978	$12.591	86,487
	2011	$12.591	$11.832	84,137
	2012	$11.832	$12.761	57,261
	2013	$12.761	$17.318	31,809
	2014	$17.318	$18.138	17,525
	2015	$18.138	$18.686	15,142
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.930	$11.800	182,881
	2007	$11.800	$11.963	173,502
	2008	$11.963	$9.048	157,840
	2009	$9.048	$12.745	126,761
	2010	$12.745	$14.248	120,554
	2011	$14.248	$14.706	78,938
	2012	$14.706	$16.775	59,491
	2013	$16.775	$17.855	50,520
	2014	$17.855	$17.620	41,318
	2015	$17.620	$15.806	36,070

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.297	$13.185	908,698
	2007	$13.185	$13.503	885,514
	2008	$13.503	$9.376	810,005
	2009	$9.376	$12.550	729,159
	2010	$12.550	$13.958	645,367
	2011	$13.958	$14.107	535,353
	2012	$14.107	$15.686	383,121
	2013	$15.686	$17.642	276,618
	2014	$17.642	$18.219	215,042
	2015	$18.219	$16.715	147,842
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$11.405	$13.854	155,329
	2007	$13.854	$15.294	183,230
	2008	$15.294	$10.801	172,918
	2009	$10.801	$13.148	162,316
	2010	$13.148	$14.530	159,207
	2011	$14.530	$13.919	143,035
	2012	$13.919	$15.574	89,435
	2013	$15.574	$19.618	49,948
	2014	$19.618	$20.471	38,730
	2015	$20.471	$19.469	36,927
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.976	$13.995	488,856
	2007	$13.995	$14.294	445,687
	2008	$14.294	$8.874	404,303
	2009	$8.874	$11.041	333,595
	2010	$11.041	$12.119	277,117
	2011	$12.119	$11.838	237,390
	2012	$11.838	$13.349	172,382
	2013	$13.349	$16.901	130,791
	2014	$16.901	$17.871	89,772
	2015	$17.871	$16.770	59,137
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.553	$15.049	828,191
	2007	$15.049	$17.150	745,295
	2008	$17.150	$10.093	641,464
	2009	$10.093	$13.653	575,128
	2010	$13.653	$14.610	506,308
	2011	$14.610	$12.888	453,275
	2012	$12.888	$15.041	322,679
	2013	$15.041	$18.258	242,191
	2014	$18.258	$16.016	198,210
	2015	$16.016	$14.783	150,800
Goldman Sachs VIT Large Cap Value Fund – Institutional
	2006	$10.546	$12.766	149,560
	2007	$12.766	$12.633	161,324
	2008	$12.633	$8.266	137,300
	2009	$8.266	$9.654	160,660
	2010	$9.654	$10.596	115,320
	2011	$10.596	$9.722	106,309
	2012	$9.722	$11.432	84,725
	2013	$11.432	$15.035	53,862
	2014	$15.035	$16.761	42,298
	2015	$16.761	$15.815	35,707

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2006	$11.401	$13.074	222,560
	2007	$13.074	$13.247	203,257
	2008	$13.247	$8.275	163,375
	2009	$8.275	$10.876	148,557
	2010	$10.876	$13.420	128,149
	2011	$13.420	$12.403	111,768
	2012	$12.403	$14.503	88,862
	2013	$14.503	$19.025	50,158
	2014	$19.025	$21.328	39,911
	2015	$21.328	$19.107	37,533
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional
	2006	$11.367	$12.598	450,996
	2007	$12.598	$10.356	463,960
	2008	$10.356	$6.763	422,890
	2009	$6.763	$8.523	384,856
	2010	$8.523	$10.948	336,667
	2011	$10.948	$10.879	278,687
	2012	$10.879	$12.117	222,764
	2013	$12.117	$16.221	174,494
	2014	$16.221	$17.121	68,791
	2015	$17.121	$16.541	50,641
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional
	2006	$11.295	$12.587	252,665
	2007	$12.587	$12.132	262,920
	2008	$12.132	$7.600	251,425
	2009	$7.600	$9.089	221,142
	2010	$9.089	$10.124	201,152
	2011	$10.124	$10.398	171,843
	2012	$10.398	$11.747	143,631
	2013	$11.747	$15.946	88,619
	2014	$15.946	$18.316	58,938
	2015	$18.316	$18.045	42,908
Invesco V.I. American Franchise Fund – Series II
	2006	$13.275	$13.448	174,613
	2007	$13.448	$15.483	157,178
	2008	$15.483	$7.777	145,869
	2009	$7.777	$12.715	140,339
	2010	$12.715	$15.007	122,371
	2011	$15.007	$13.867	98,771
	2012	$13.867	$15.522	92,509
	2013	$15.522	$21.419	82,131
	2014	$21.419	$22.870	67,255
	2015	$22.870	$23.647	55,206
Invesco V.I. American Value Fund – Series II
	2006	$16.781	$19.981	628,145
	2007	$19.981	$21.249	569,614
	2008	$21.249	$12.287	535,515
	2009	$12.287	$16.878	440,565
	2010	$16.878	$20.356	359,531
	2011	$20.356	$20.260	293,048
	2012	$20.260	$23.412	218,660
	2013	$23.412	$30.953	162,452
	2014	$30.953	$33.449	129,926
	2015	$33.449	$29.927	112,276

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Capital Appreciation – Series II
	2006	$13.801	$14.449	66,299
	2007	$14.449	$15.935	62,808
	2008	$15.935	$9.024	55,950
	2009	$9.024	$10.753	53,464
	2010	$10.753	$12.229	46,413
	2011	$12.229	$11.092	41,810
	2012	$11.092	$12.739	0
Invesco V.I. Comstock Fund – Series II
	2006	$14.921	$17.092	2,064,458
	2007	$17.092	$16.478	1,899,584
	2008	$16.478	$10.442	1,630,400
	2009	$10.442	$13.235	1,426,710
	2010	$13.235	$15.115	1,220,309
	2011	$15.115	$14.606	1,021,451
	2012	$14.606	$17.145	746,490
	2013	$17.145	$22.958	579,967
	2014	$22.958	$24.724	445,387
	2015	$24.724	$22.894	354,904
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.804	59,634
	2007	$10.804	$11.504	52,025
	2008	$11.504	$7.913	49,165
	2009	$7.913	$9.996	44,333
	2010	$9.996	$10.780	40,181
	2011	$10.780	$10.610	39,159
	2012	$10.610	$11.898	23,407
	2013	$11.898	$15.143	20,945
	2014	$15.143	$16.121	17,897
	2015	$16.121	$14.958	16,941
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$13.619	$14.900	513,182
	2007	$14.900	$15.280	433,504
	2008	$15.280	$9.584	394,305
	2009	$9.584	$11.725	311,712
	2010	$11.725	$12.754	273,597
	2011	$12.754	$12.582	206,876
	2012	$12.582	$14.701	149,052
	2013	$14.701	$18.976	121,281
	2014	$18.976	$21.079	105,288
	2015	$21.079	$21.185	91,812
Invesco V.I. Equity and Income Fund – Series II
	2006	$13.561	$15.070	488,356
	2007	$15.070	$15.374	463,892
	2008	$15.374	$11.734	366,052
	2009	$11.734	$14.187	339,381
	2010	$14.187	$15.689	287,074
	2011	$15.689	$15.286	283,842
	2012	$15.286	$16.957	204,049
	2013	$16.957	$20.904	139,771
	2014	$20.904	$22.444	115,105
	2015	$22.444	$21.581	96,295
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$12.554	127,266
	2012	$12.554	$14.053	97,661
	2013	$14.053	$16.959	84,934
	2014	$16.959	$16.821	67,450
	2015	$16.821	$16.330	57,860

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$15.385	$18.468	304,398
	2007	$18.468	$19.462	274,405
	2008	$19.462	$11.317	240,021
	2009	$11.317	$12.972	199,739
	2010	$12.972	$14.326	177,987
	2011	$14.326	$15.462	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.157	$17.352	1,008,188
	2007	$17.352	$17.559	900,886
	2008	$17.559	$11.750	780,887
	2009	$11.750	$14.394	719,108
	2010	$14.394	$15.941	593,027
	2011	$15.941	$15.380	500,922
	2012	$15.380	$17.359	362,479
	2013	$17.359	$22.922	277,198
	2014	$22.922	$24.881	221,162
	2015	$24.881	$23.746	189,802
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$19.631	36,666
	2014	$19.631	$19.685	32,102
	2015	$19.685	$18.776	24,640
Invesco V.I. High Yield Securities Fund – Series II
	2006	$12.330	$13.268	165,461
	2007	$13.268	$13.607	142,464
	2008	$13.607	$10.315	111,487
	2009	$10.315	$14.690	90,257
	2010	$14.690	$15.944	74,319
	2011	$15.944	$15.999	58,774
	2012	$15.999	$18.715	43,280
	2013	$18.715	$19.315	0
Invesco V.I. Income Builder Fund – Series II
	2006	$13.430	$15.108	112,840
	2007	$15.108	$15.339	84,148
	2008	$15.339	$11.137	66,790
	2009	$11.137	$13.731	59,867
	2010	$13.731	$15.199	48,617
	2011	$15.199	$16.184	0
Invesco V.I. International Growth Fund – Series II
	2011	$10.000	$8.279	200,401
	2012	$8.279	$9.419	195,048
	2013	$9.419	$11.038	171,400
	2014	$11.038	$10.905	26,907
	2015	$10.905	$10.483	34,678
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.463	$12.559	75,209
	2007	$12.559	$13.547	66,771
	2008	$13.547	$9.537	63,651
	2009	$9.537	$12.224	58,380
	2010	$12.224	$13.729	53,132
	2011	$13.729	$12.671	44,645
	2012	$12.671	$13.835	21,254
	2013	$13.835	$17.544	16,562
	2014	$17.544	$18.040	9,157
	2015	$18.040	$17.045	6,037

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$16.001	$16.573	90,586
	2007	$16.573	$19.237	81,088
	2008	$19.237	$10.095	75,417
	2009	$10.095	$15.583	70,514
	2010	$15.583	$19.577	54,925
	2011	$19.577	$17.516	48,586
	2012	$17.516	$19.300	32,738
	2013	$19.300	$26.025	26,423
	2014	$26.025	$27.665	16,486
	2015	$27.665	$27.592	14,329
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$13.596	$15.462	1,252,976
	2007	$15.462	$16.026	1,151,976
	2008	$16.026	$9.923	1,135,623
	2009	$9.923	$12.348	1,011,779
	2010	$12.348	$13.967	900,102
	2011	$13.967	$13.999	620,524
	2012	$13.999	$15.961	493,120
	2013	$15.961	$20.727	350,780
	2014	$20.727	$23.111	267,212
	2015	$23.111	$22.990	261,045
Invesco V.I. Value Opportunities Fund – Series II
	2006	$14.713	$16.404	175,011
	2007	$16.404	$16.412	160,793
	2008	$16.412	$7.791	177,479
	2009	$7.791	$11.363	148,519
	2010	$11.363	$11.995	127,880
	2011	$11.995	$11.439	105,881
	2012	$11.439	$13.284	73,457
	2013	$13.284	$17.476	55,614
	2014	$17.476	$18.352	46,242
	2015	$18.352	$16.185	37,402
Invesco Van Kampen V.I. International Growth Equity Fund – Series II
	2006	$10.000	$10.761	66,650
	2007	$10.761	$12.136	72,239
	2008	$12.136	$6.166	96,162
	2009	$6.166	$8.311	86,149
	2010	$8.311	$9.016	84,235
	2011	$9.016	$9.828	0
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$15.420	$18.270	90,617
	2007	$18.270	$21.647	86,092
	2008	$21.647	$14.221	80,258
	2009	$14.221	$16.681	44,277
	2010	$16.681	$17.576	41,418
	2011	$17.576	$20.095	33,660
	2012	$20.095	$23.492	19,773
	2013	$23.492	$27.257	16,794
	2014	$27.257	$28.855	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$16.455	$17.484	37,633
	2007	$17.484	$20.603	35,654
	2008	$20.603	$10.372	34,174
	2009	$10.372	$17.308	37,731
	2010	$17.308	$21.481	25,726
	2011	$21.481	$19.594	20,965
	2012	$19.594	$21.587	16,935
	2013	$21.587	$22.928	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$15.071	$19.322	90,663
	2007	$19.322	$21.998	81,637
	2008	$21.998	$12.411	71,612
	2009	$12.411	$15.609	63,468
	2010	$15.609	$16.480	56,422
	2011	$16.480	$14.665	50,201
	2012	$14.665	$17.104	41,377
	2013	$17.104	$21.476	35,301
	2014	$21.476	$19.213	28,293
	2015	$19.213	$17.942	25,385
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$14.677	$17.147	17,635
	2007	$17.147	$19.748	13,437
	2008	$19.748	$10.924	12,351
	2009	$10.924	$10.445	0
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$10.881	$11.315	2,686,693
	2007	$11.315	$11.808	2,527,529
	2008	$11.808	$10.594	1,986,494
	2009	$10.594	$12.789	1,790,282
	2010	$12.789	$13.761	1,572,045
	2011	$13.761	$14.224	1,319,372
	2012	$14.224	$15.981	1,060,499
	2013	$15.981	$15.903	840,679
	2014	$15.903	$16.859	608,724
	2015	$16.859	$16.272	469,419
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$10.025	$10.295	1,070,500
	2007	$10.295	$10.446	951,430
	2008	$10.446	$8.742	779,527
	2009	$8.742	$9.109	716,650
	2010	$9.109	$9.191	583,997
	2011	$9.191	$9.295	445,327
	2012	$9.295	$9.454	353,553
	2013	$9.454	$9.341	311,659
	2014	$9.341	$9.298	275,537
	2015	$9.298	$9.149	225,347
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$9.988	$10.289	1,226,200
	2007	$10.289	$10.629	1,227,382
	2008	$10.629	$10.723	1,158,126
	2009	$10.723	$10.586	1,026,288
	2010	$10.586	$10.450	858,610
	2011	$10.450	$10.317	675,122
	2012	$10.317	$10.185	549,485
	2013	$10.185	$10.054	414,508
	2014	$10.054	$9.925	355,372
	2015	$9.925	$9.798	290,955
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$15.136	$15.526	475,152
	2007	$15.526	$18.273	433,093
	2008	$18.273	$9.425	414,460
	2009	$9.425	$15.895	310,698
	2010	$15.895	$19.993	279,782
	2011	$19.993	$18.361	250,814
	2012	$18.361	$20.316	195,345
	2013	$20.316	$30.155	164,580
	2014	$30.155	$31.387	106,144
	2015	$31.387	$33.565	93,990

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$13.953	$15.805	321,608
	2007	$15.805	$16.907	283,081
	2008	$16.907	$12.650	228,394
	2009	$12.650	$14.914	237,057
	2010	$14.914	$15.678	224,263
	2011	$15.678	$14.218	165,645
	2012	$14.218	$14.971	140,330
	2013	$14.971	$15.951	0
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Shares
	2006	$10.000	$9.517	40,712
	2007	$9.517	$11.567	50,173
	2008	$11.567	$6.411	51,624
	2009	$6.411	$8.961	76,870
	2010	$8.961	$10.991	85,668
	2011	$10.991	$10.031	121,676
	2012	$10.031	$10.408	99,352
	2013	$10.408	$8.762	81,838
	2014	$8.762	$7.039	34,884
	2015	$7.039	$5.165	28,265
PIMCO Emerging Markets Bond Portfolio – Advisor Shares
	2006	$10.000	$10.732	10,024
	2007	$10.732	$11.200	13,492
	2008	$11.200	$9.434	13,090
	2009	$9.434	$12.149	20,723
	2010	$12.149	$13.438	21,287
	2011	$13.438	$14.090	18,978
	2012	$14.090	$16.376	16,314
	2013	$16.376	$15.027	12,651
	2014	$15.027	$15.041	8,676
	2015	$15.041	$14.500	7,623
PIMCO Real Return Portfolio – Advisor Shares
	2006	$10.000	$10.146	37,825
	2007	$10.146	$11.073	71,055
	2008	$11.073	$10.151	126,069
	2009	$10.151	$11.851	203,245
	2010	$11.851	$12.635	181,438
	2011	$12.635	$13.914	152,768
	2012	$13.914	$14.922	158,204
	2013	$14.922	$13.358	82,265
	2014	$13.358	$13.580	55,058
	2015	$13.580	$13.029	48,941
PIMCO Total Return Portfolio – Advisor Shares
	2006	$10.000	$10.329	311,062
	2007	$10.329	$11.077	456,710
	2008	$11.077	$11.450	458,173
	2009	$11.450	$12.880	652,330
	2010	$12.880	$13.732	598,564
	2011	$13.732	$14.031	540,321
	2012	$14.031	$15.164	478,520
	2013	$15.164	$14.660	340,323
	2014	$14.660	$15.075	201,731
	2015	$15.075	$14.933	184,169

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$8.191	321,699
	2010	$8.191	$9.104	293,986
	2011	$9.104	$9.160	267,769
	2012	$9.160	$10.787	238,521
	2013	$10.787	$14.099	195,644
	2014	$14.099	$15.679	60,047
	2015	$15.679	$15.006	48,417
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.437	$13.740	97,467
	2007	$13.740	$13.692	92,913
	2008	$13.692	$8.011	71,820
	2009	$8.011	$9.934	65,216
	2010	$9.934	$10.868	58,715
	2011	$10.868	$11.025	56,562
	2012	$11.025	$12.247	46,089
	2013	$12.247	$14.276	34,915
	2014	$14.276	$15.597	37,237
	2015	$15.597	$15.222	33,034
Putnam VT Growth and Income Fund – Class IB
	2006	$14.034	$16.057	80,043
	2007	$16.057	$14.892	74,546
	2008	$14.892	$9.011	72,093
	2009	$9.011	$11.547	54,941
	2010	$11.547	$13.037	42,887
	2011	$13.037	$12.272	32,445
	2012	$12.272	$14.431	28,251
	2013	$14.431	$19.327	22,294
	2014	$19.327	$21.125	20,014
	2015	$21.125	$19.283	16,251
Putnam VT International Equity Fund – Class IB
	2006	$16.118	$20.321	238,989
	2007	$20.321	$21.736	222,845
	2008	$21.736	$12.025	193,760
	2009	$12.025	$14.794	172,893
	2010	$14.794	$16.068	135,957
	2011	$16.068	$13.175	103,342
	2012	$13.175	$15.855	67,143
	2013	$15.855	$20.043	54,001
	2014	$20.043	$18.444	37,560
	2015	$18.444	$18.231	31,232
Putnam VT Investors Fund – Class IB
	2006	$14.550	$16.364	3,355
	2007	$16.364	$15.317	3,106
	2008	$15.317	$9.140	2,276
	2009	$9.140	$11.803	2,256
	2010	$11.803	$13.273	2,240
	2011	$13.273	$13.108	2,481
	2012	$13.108	$15.116	2,212
	2013	$15.116	$20.161	0
	2014	$20.161	$22.670	0
	2015	$22.670	$21.890	0
Putnam VT New Value Fund – Class IB
	2006	$10.948	$12.538	372,360
	2007	$12.538	$11.770	355,677
	2008	$11.770	$6.418	365,722
	2009	$6.418	$6.045	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.712	$13.230	169,816
	2007	$13.230	$13.780	155,642
	2008	$13.780	$8.565	145,665
	2009	$8.565	$13.856	135,902
	2010	$13.856	$16.522	110,339
	2011	$16.522	$13.398	82,424
	2012	$13.398	$15.107	62,350
	2013	$15.107	$21.432	54,925
	2014	$21.432	$23.213	42,169
	2015	$23.213	$21.512	40,510
UIF Emerging Markets Debt Portfolio, Class II
	2006	$13.614	$14.891	158,346
	2007	$14.891	$15.638	147,971
	2008	$15.638	$13.124	121,506
	2009	$13.124	$16.856	109,210
	2010	$16.856	$18.259	88,226
	2011	$18.259	$19.265	64,103
	2012	$19.265	$22.415	41,952
	2013	$22.415	$20.189	37,494
	2014	$20.189	$20.504	29,106
	2015	$20.504	$20.002	26,757
UIF Emerging Markets Equity Portfolio, Class II
	2006	$23.907	$32.371	223,116
	2007	$32.371	$44.878	201,793
	2008	$44.878	$19.162	160,087
	2009	$19.162	$32.178	142,501
	2010	$32.178	$37.782	115,955
	2011	$37.782	$30.494	106,196
	2012	$30.494	$36.071	83,613
	2013	$36.071	$35.213	68,534
	2014	$35.213	$33.176	46,571
	2015	$33.176	$29.241	41,105
UIF Global Franchise Portfolio, Class II
	2006	$15.073	$18.080	726,809
	2007	$18.080	$19.591	683,552
	2008	$19.591	$13.741	578,764
	2009	$13.741	$17.574	497,576
	2010	$17.574	$19.784	418,112
	2011	$19.784	$21.297	369,041
	2012	$21.297	$24.299	288,301
	2013	$24.299	$28.702	194,680
	2014	$28.702	$29.609	139,847
	2015	$29.609	$31.040	112,219
UIF Global Infrastructure – Class II
	2014	$10.000	$31.018	16,255
	2015	$31.018	$26.366	9,285
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$17.425	114,273
	2014	$17.425	$17.543	98,698
	2015	$17.543	$16.186	82,146

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Growth Portfolio, Class II
	2006	$14.161	$14.512	176,167
	2007	$14.512	$17.427	199,929
	2008	$17.427	$8.713	135,126
	2009	$8.713	$14.203	117,702
	2010	$14.203	$17.191	99,028
	2011	$17.191	$16.453	77,957
	2012	$16.453	$18.523	68,667
	2013	$18.523	$27.010	63,435
	2014	$27.010	$28.285	31,389
	2015	$28.285	$31.261	23,677
UIF Mid Cap Growth Portfolio, Class II
	2006	$18.210	$19.618	310,882
	2007	$19.618	$23.743	294,553
	2008	$23.743	$12.464	267,442
	2009	$12.464	$19.361	207,754
	2010	$19.361	$25.279	163,878
	2011	$25.279	$23.163	126,912
	2012	$23.163	$24.805	96,494
	2013	$24.805	$33.663	72,600
	2014	$33.663	$33.840	49,885
	2015	$33.840	$31.403	40,270
UIF Small Company Growth Portfolio, Class II
	2006	$17.821	$19.674	151,653
	2007	$19.674	$19.994	135,433
	2008	$19.994	$11.755	122,362
	2009	$11.755	$17.016	104,428
	2010	$17.016	$21.258	81,572
	2011	$21.258	$19.156	68,574
	2012	$19.156	$21.689	53,087
	2013	$21.689	$36.680	44,980
	2014	$36.680	$31.188	29,210
	2015	$31.188	$27.771	22,411
UIF U.S. Real Estate Portfolio, Class II
	2006	$19.791	$26.896	379,250
	2007	$26.896	$21.962	330,940
	2008	$21.962	$13.428	286,772
	2009	$13.428	$17.032	246,512
	2010	$17.032	$21.776	199,546
	2011	$21.776	$22.713	171,972
	2012	$22.713	$25.921	130,073
	2013	$25.921	$26.035	112,478
	2014	$26.035	$33.262	65,108
	2015	$33.262	$33.464	47,455

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$13.621	$15.586	30,707
	2007	$15.586	$15.984	24,486
	2008	$15.984	$9.271	20,315
	2009	$9.271	$10.914	12,376
	2010	$10.914	$12.041	11,728
	2011	$12.041	$12.493	5,973
	2012	$12.493	$14.326	5,447
	2013	$14.326	$18.859	2,373
	2014	$18.859	$20.160	2,106
	2015	$20.160	$20.000	1,892
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$15.172	$14.657	6,796
	2007	$14.657	$16.149	6,783
	2008	$16.149	$9.067	6,959
	2009	$9.067	$11.783	5,803
	2010	$11.783	$13.230	4,467
	2011	$13.230	$13.067	4,037
	2012	$13.067	$14.515	0
	2013	$14.515	$18.986	0
	2014	$18.986	$20.977	0
	2015	$20.977	$22.327	0
AB VPS International Value Portfolio – Class B formerly, AllianceBernstein VPS International Value Portfolio – Class B
	2006	$11.829	$15.635	3,209
	2007	$15.635	$16.144	11,918
	2008	$16.144	$7.376	15,561
	2009	$7.376	$9.694	16,226
	2010	$9.694	$9.889	17,324
	2011	$9.889	$7.793	20,046
	2012	$7.793	$8.703	4,541
	2013	$8.703	$10.448	4,351
	2014	$10.448	$9.559	3,135
	2015	$9.559	$9.574	2,987
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$13.620	$13.237	11,263
	2007	$13.237	$14.708	11,262
	2008	$14.708	$8.657	11,026
	2009	$8.657	$11.609	11,026
	2010	$11.609	$12.472	9,603
	2011	$12.472	$11.800	5,377
	2012	$11.800	$13.401	43
	2013	$13.401	$17.958	40
	2014	$17.958	$19.996	37
	2015	$19.996	$21.681	34

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio – Class B formerly, AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class B
	2006	$16.471	$18.399	7,250
	2007	$18.399	$18.269	5,854
	2008	$18.269	$11.481	4,030
	2009	$11.481	$16.019	2,222
	2010	$16.019	$19.835	1,769
	2011	$19.835	$17.729	908
	2012	$17.729	$20.542	639
	2013	$20.542	$27.654	639
	2014	$27.654	$29.468	0
	2015	$29.468	$27.182	0
AB VPS Value Portfolio – Class B formerly, AllianceBernstein VPS Value Portfolio – Class B
	2006	$10.691	$12.657	0
	2007	$12.657	$11.863	0
	2008	$11.863	$6.844	0
	2009	$6.844	$8.102	0
	2010	$8.102	$8.830	0
	2011	$8.830	$8.310	0
	2012	$8.310	$9.391	0
	2013	$9.391	$12.537	0
	2014	$12.537	$13.584	0
	2015	$13.584	$12.334	0
AllianceBernstein VPS Utility Income Portfolio – Class B
	2006	$10.911	$13.180	293
	2007	$13.180	$15.732	273
	2008	$15.732	$9.731	1,452
	2009	$9.731	$10.473	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$11.844	$12.910	6,854
	2007	$12.910	$14.810	5,944
	2008	$14.810	$8.301	3,333
	2009	$8.301	$10.999	8,133
	2010	$10.999	$12.580	3,549
	2011	$12.580	$11.962	3,089
	2012	$11.962	$13.588	1,086
	2013	$13.588	$17.405	796
	2014	$17.405	$19.007	776
	2015	$19.007	$18.668	747
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.000	$10.172	0
	2007	$10.172	$10.441	4,439
	2008	$10.441	$10.495	8,295
	2009	$10.495	$10.314	18,960
	2010	$10.314	$10.095	5,453
	2011	$10.095	$9.876	5,278
	2012	$9.876	$9.660	2,725
	2013	$9.660	$9.449	2,477
	2014	$9.449	$9.243	2,431
	2015	$9.243	$9.042	2,236

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth & Income Portfolio – Service Class 2
	2006	$11.046	$12.194	1,882
	2007	$12.194	$13.340	6,674
	2008	$13.340	$7.580	7,366
	2009	$7.580	$9.417	6,626
	2010	$9.417	$10.551	6,679
	2011	$10.551	$10.461	6,437
	2012	$10.461	$12.098	1,674
	2013	$12.098	$15.768	1,345
	2014	$15.768	$17.000	1,253
	2015	$17.000	$16.206	1,253
Fidelity VIP High Income Portfolio – Service Class 2
	2006	$10.434	$11.331	2,044
	2007	$11.331	$11.364	1,883
	2008	$11.364	$8.320	764
	2009	$8.320	$11.675	459
	2010	$11.675	$12.981	449
	2011	$12.981	$13.169	427
	2012	$13.169	$14.680	429
	2013	$14.680	$15.177	482
	2014	$15.177	$14.979	506
	2015	$14.979	$14.084	510
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$12.062	$13.262	269
	2007	$13.262	$14.959	251
	2008	$14.959	$8.836	1,649
	2009	$8.836	$12.078	2,487
	2010	$12.078	$15.190	196
	2011	$15.190	$13.245	176
	2012	$13.245	$14.841	157
	2013	$14.841	$19.723	0
	2014	$19.723	$20.454	0
	2015	$20.454	$19.681	0
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2
	2006	$11.110	$11.432	0
	2007	$11.432	$12.782	5,150
	2008	$12.782	$8.087	5,196
	2009	$8.087	$10.518	5,010
	2010	$10.518	$11.953	4,872
	2011	$11.953	$11.130	4,980
	2012	$11.130	$11.895	0
	2013	$11.895	$15.995	0
	2014	$15.995	$16.600	0
	2015	$16.600	$16.945	0
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.764	$11.515	2,364
	2007	$11.515	$11.568	3,061
	2008	$11.568	$8.669	2,025
	2009	$8.669	$12.100	1,670
	2010	$12.100	$13.404	1,579
	2011	$13.404	$13.709	1,505
	2012	$13.709	$15.495	1,069
	2013	$15.495	$16.342	877
	2014	$16.342	$15.980	883
	2015	$15.980	$14.204	883

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.126	$12.868	2,245
	2007	$12.868	$13.057	1,492
	2008	$13.057	$8.984	1,577
	2009	$8.984	$11.915	3,077
	2010	$11.915	$13.131	2,990
	2011	$13.131	$13.150	2,778
	2012	$13.150	$14.489	1,313
	2013	$14.489	$16.147	694
	2014	$16.147	$16.523	609
	2015	$16.523	$15.021	527
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$11.335	$13.644	3,791
	2007	$13.644	$14.925	3,586
	2008	$14.925	$10.444	3,182
	2009	$10.444	$12.597	1,348
	2010	$12.597	$13.794	1,262
	2011	$13.794	$13.094	1,169
	2012	$13.094	$14.517	0
	2013	$14.517	$18.120	0
	2014	$18.120	$18.735	0
	2015	$18.735	$17.656	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.795	$13.658	8,625
	2007	$13.658	$13.822	8,002
	2008	$13.822	$8.502	7,984
	2009	$8.502	$10.482	2,974
	2010	$10.482	$11.401	2,980
	2011	$11.401	$11.035	2,826
	2012	$11.035	$12.330	832
	2013	$12.330	$15.469	586
	2014	$15.469	$16.208	568
	2015	$16.208	$15.070	571
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.363	$14.686	1,891
	2007	$14.686	$16.583	1,366
	2008	$16.583	$9.670	2,607
	2009	$9.670	$12.962	3,304
	2010	$12.962	$13.744	2,228
	2011	$13.744	$12.014	2,371
	2012	$12.014	$13.893	1,906
	2013	$13.893	$16.710	1,459
	2014	$16.710	$14.525	1,703
	2015	$14.525	$13.284	1,746
Goldman Sachs VIT Large Cap Value Fund – Institutional
	2006	$10.481	$12.573	531
	2007	$12.573	$12.327	551
	2008	$12.327	$7.992	538
	2009	$7.992	$9.249	573
	2010	$9.249	$10.060	579
	2011	$10.060	$9.146	615
	2012	$9.146	$10.656	591
	2013	$10.656	$13.887	529
	2014	$13.887	$15.340	489
	2015	$15.340	$14.342	498

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2006	$11.331	$12.875	0
	2007	$12.875	$12.926	0
	2008	$12.926	$8.001	0
	2009	$8.001	$10.420	0
	2010	$10.420	$12.740	0
	2011	$12.740	$11.667	0
	2012	$11.667	$13.519	0
	2013	$13.519	$17.572	0
	2014	$17.572	$19.520	0
	2015	$19.520	$17.327	0
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional
	2006	$11.298	$12.407	1,238
	2007	$12.407	$10.106	1,346
	2008	$10.106	$6.539	2,010
	2009	$6.539	$8.166	2,421
	2010	$8.166	$10.393	1,185
	2011	$10.393	$10.234	1,177
	2012	$10.234	$11.294	1,111
	2013	$11.294	$14.982	891
	2014	$14.982	$15.669	863
	2015	$15.669	$15.000	856
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional
	2006	$11.226	$12.397	1,419
	2007	$12.397	$11.839	6,517
	2008	$11.839	$7.349	6,690
	2009	$7.349	$8.708	7,054
	2010	$8.708	$9.611	7,071
	2011	$9.611	$9.781	6,625
	2012	$9.781	$10.950	959
	2013	$10.950	$14.728	830
	2014	$14.728	$16.763	746
	2015	$16.763	$16.364	725
Invesco V.I. American Franchise Fund – Series II
	2006	$12.955	$13.004	4,578
	2007	$13.004	$14.835	4,090
	2008	$14.835	$7.383	2,959
	2009	$7.383	$11.962	1,813
	2010	$11.962	$13.989	0
	2011	$13.989	$12.809	0
	2012	$12.809	$14.206	0
	2013	$14.206	$19.425	0
	2014	$19.425	$20.552	0
	2015	$20.552	$21.056	0
Invesco V.I. American Value Fund – Series II
	2006	$16.376	$19.322	10,421
	2007	$19.322	$20.360	12,160
	2008	$20.360	$11.665	11,195
	2009	$11.665	$15.878	9,150
	2010	$15.878	$18.975	8,826
	2011	$18.975	$18.714	5,125
	2012	$18.714	$21.429	2,565
	2013	$21.429	$28.072	2,455
	2014	$28.072	$30.059	1,686
	2015	$30.059	$26.649	1,107

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Capital Appreciation – Series II
	2006	$13.468	$13.972	885
	2007	$13.972	$15.268	880
	2008	$15.268	$8.567	872
	2009	$8.567	$10.116	0
	2010	$10.116	$11.399	0
	2011	$11.399	$10.245	0
	2012	$10.245	$11.732	0
Invesco V.I. Comstock Fund – Series II
	2006	$14.561	$16.529	49,325
	2007	$16.529	$15.788	50,066
	2008	$15.788	$9.913	38,421
	2009	$9.913	$12.451	21,619
	2010	$12.451	$14.090	18,655
	2011	$14.090	$13.491	9,842
	2012	$13.491	$15.692	5,392
	2013	$15.692	$20.821	5,079
	2014	$20.821	$22.219	4,078
	2015	$22.219	$20.386	3,302
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.738	8,630
	2007	$10.738	$11.329	8,588
	2008	$11.329	$7.721	8,530
	2009	$7.721	$9.665	8,483
	2010	$9.665	$10.328	8,437
	2011	$10.328	$10.072	405
	2012	$10.072	$11.192	388
	2013	$11.192	$14.115	366
	2014	$14.115	$14.889	325
	2015	$14.889	$13.689	301
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$13.291	$14.408	20,625
	2007	$14.408	$14.641	19,418
	2008	$14.641	$9.099	13,916
	2009	$9.099	$11.030	8,360
	2010	$11.030	$11.889	7,909
	2011	$11.889	$11.622	4,437
	2012	$11.622	$13.455	3,476
	2013	$13.455	$17.209	3,158
	2014	$17.209	$18.943	2,111
	2015	$18.943	$18.864	1,896
Invesco V.I. Equity and Income Fund – Series II
	2006	$13.234	$14.573	7,902
	2007	$14.573	$14.731	5,965
	2008	$14.731	$11.140	776
	2009	$11.140	$13.347	768
	2010	$13.347	$14.625	763
	2011	$14.625	$14.120	758
	2012	$14.120	$15.520	753
	2013	$15.520	$18.958	749
	2014	$18.958	$20.169	745
	2015	$20.169	$19.217	742
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$11.596	1,673
	2012	$11.596	$12.862	1,416
	2013	$12.862	$15.380	1,154
	2014	$15.380	$15.116	1,066
	2015	$15.116	$14.541	1,015

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$15.014	$17.859	11,659
	2007	$17.859	$18.647	11,536
	2008	$18.647	$10.745	11,196
	2009	$10.745	$12.203	7,090
	2010	$12.203	$13.354	6,673
	2011	$13.354	$14.370	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$14.792	$16.780	30,931
	2007	$16.780	$16.825	29,153
	2008	$16.825	$11.155	9,573
	2009	$11.155	$13.541	6,001
	2010	$13.541	$14.860	5,552
	2011	$14.860	$14.206	4,995
	2012	$14.206	$15.888	4,302
	2013	$15.888	$20.788	3,864
	2014	$20.788	$22.359	2,757
	2015	$22.359	$21.145	1,173
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$17.804	0
	2014	$17.804	$17.691	0
	2015	$17.691	$16.720	0
Invesco V.I. High Yield Securities Fund – Series II
	2006	$12.033	$12.830	7,040
	2007	$12.830	$13.037	6,708
	2008	$13.037	$9.794	6,374
	2009	$9.794	$13.820	1,346
	2010	$13.820	$14.863	1,346
	2011	$14.863	$14.779	1,346
	2012	$14.779	$17.129	0
	2013	$17.129	$17.627	0
Invesco V.I. Income Builder Fund – Series II
	2006	$13.106	$14.610	5,300
	2007	$14.610	$14.697	4,876
	2008	$14.697	$10.574	4,428
	2009	$10.574	$12.917	0
	2010	$12.917	$14.168	0
	2011	$14.168	$15.042	0
Invesco V.I. International Growth Fund – Series II
	2011	$10.000	$7.860	10,076
	2012	$7.860	$8.860	0
	2013	$8.860	$10.288	0
	2014	$10.288	$10.072	0
	2015	$10.072	$9.593	0
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.290	$12.256	0
	2007	$12.256	$13.099	0
	2008	$13.099	$9.137	0
	2009	$9.137	$11.605	0
	2010	$11.605	$12.915	0
	2011	$12.915	$11.811	0
	2012	$11.811	$12.779	0
	2013	$12.779	$16.057	0
	2014	$16.057	$16.360	0
	2015	$16.360	$15.317	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$15.616	$16.027	427
	2007	$16.027	$18.433	424
	2008	$18.433	$9.585	216
	2009	$9.585	$14.660	0
	2010	$14.660	$18.250	0
	2011	$18.250	$16.180	0
	2012	$16.180	$17.664	0
	2013	$17.664	$23.602	0
	2014	$23.602	$24.861	0
	2015	$24.861	$24.570	0
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$13.268	$14.953	22,947
	2007	$14.953	$15.355	28,701
	2008	$15.355	$9.421	28,554
	2009	$9.421	$11.617	26,320
	2010	$11.617	$13.020	26,155
	2011	$13.020	$12.931	8,009
	2012	$12.931	$14.609	1,548
	2013	$14.609	$18.798	1,298
	2014	$18.798	$20.768	1,216
	2015	$20.768	$20.471	1,179
Invesco V.I. Value Opportunities Fund – Series II
	2006	$14.359	$15.863	3,935
	2007	$15.863	$15.725	3,632
	2008	$15.725	$7.397	1,439
	2009	$7.397	$10.689	213
	2010	$10.689	$11.181	227
	2011	$11.181	$10.565	232
	2012	$10.565	$12.158	0
	2013	$12.158	$15.848	0
	2014	$15.848	$16.491	0
	2015	$16.491	$14.411	0
Invesco Van Kampen V.I. International Growth Equity Fund – Series II
	2006	$10.000	$10.695	0
	2007	$10.695	$11.951	7,868
	2008	$11.951	$6.017	9,863
	2009	$6.017	$8.036	9,439
	2010	$8.036	$8.638	9,658
	2011	$8.638	$9.388	0
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$15.048	$17.668	1,007
	2007	$17.668	$20.742	962
	2008	$20.742	$13.501	894
	2009	$13.501	$15.693	48
	2010	$15.693	$16.385	0
	2011	$16.385	$18.562	0
	2012	$18.562	$21.502	0
	2013	$21.502	$24.721	0
	2014	$24.721	$26.094	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$16.058	$16.908	951
	2007	$16.908	$19.741	951
	2008	$19.741	$9.847	951
	2009	$9.847	$16.283	762
	2010	$16.283	$20.024	762
	2011	$20.024	$18.099	762
	2012	$18.099	$19.758	762
	2013	$19.758	$20.924	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$14.708	$18.685	3,935
	2007	$18.685	$21.078	3,931
	2008	$21.078	$11.783	3,926
	2009	$11.783	$14.684	3,494
	2010	$14.684	$15.362	3,491
	2011	$15.362	$13.546	3,488
	2012	$13.546	$15.654	3,486
	2013	$15.654	$19.477	734
	2014	$19.477	$17.266	0
	2015	$17.266	$15.977	0
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$14.323	$16.581	0
	2007	$16.581	$18.922	0
	2008	$18.922	$10.371	0
	2009	$10.371	$9.888	0
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$10.619	$10.942	41,532
	2007	$10.942	$11.314	42,065
	2008	$11.314	$10.058	22,447
	2009	$10.058	$12.031	17,766
	2010	$12.031	$12.828	15,605
	2011	$12.828	$13.139	14,082
	2012	$13.139	$14.627	8,708
	2013	$14.627	$14.423	8,321
	2014	$14.423	$15.151	8,090
	2015	$15.151	$14.489	7,857
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$9.783	$9.955	22,489
	2007	$9.955	$10.008	21,727
	2008	$10.008	$8.300	18,154
	2009	$8.300	$8.569	1,103
	2010	$8.569	$8.567	1,072
	2011	$8.567	$8.586	1,044
	2012	$8.586	$8.653	1,017
	2013	$8.653	$8.472	994
	2014	$8.472	$8.356	972
	2015	$8.356	$8.147	950
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$9.747	$9.950	102,072
	2007	$9.950	$10.185	9,365
	2008	$10.185	$10.180	6,937
	2009	$10.180	$9.959	20,745
	2010	$9.959	$9.742	7,966
	2011	$9.742	$9.530	5,569
	2012	$9.530	$9.321	1,473
	2013	$9.321	$9.118	1,636
	2014	$9.118	$8.919	1,694
	2015	$8.919	$8.725	1,655
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$14.771	$15.014	22,872
	2007	$15.014	$17.509	19,501
	2008	$17.509	$8.948	10,965
	2009	$8.948	$14.953	10,337
	2010	$14.953	$18.637	8,454
	2011	$18.637	$16.960	7,847
	2012	$16.960	$18.594	6,836
	2013	$18.594	$27.348	4,126
	2014	$27.348	$28.206	2,845
	2015	$28.206	$29.888	2,485

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$13.617	$15.284	12,721
	2007	$15.284	$16.199	11,588
	2008	$16.199	$12.010	2,185
	2009	$12.010	$14.030	1,977
	2010	$14.030	$14.615	1,845
	2011	$14.615	$13.133	1,710
	2012	$13.133	$13.702	1,571
	2013	$13.702	$14.557	0
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Shares
	2006	$10.000	$9.458	0
	2007	$9.458	$11.391	796
	2008	$11.391	$6.255	1,548
	2009	$6.255	$8.664	971
	2010	$8.664	$10.530	970
	2011	$10.530	$9.523	1,019
	2012	$9.523	$9.791	905
	2013	$9.791	$8.167	923
	2014	$8.167	$6.501	1,119
	2015	$6.501	$4.727	1,269
PIMCO Emerging Markets Bond Portfolio – Advisor Shares
	2006	$10.000	$10.666	0
	2007	$10.666	$11.029	0
	2008	$11.029	$9.206	502
	2009	$9.206	$11.747	0
	2010	$11.747	$12.874	0
	2011	$12.874	$13.376	0
	2012	$13.376	$15.405	0
	2013	$15.405	$14.006	0
	2014	$14.006	$13.892	0
	2015	$13.892	$13.270	0
PIMCO Real Return Portfolio – Advisor Shares
	2006	$10.000	$10.084	0
	2007	$10.084	$10.905	416
	2008	$10.905	$9.905	5,427
	2009	$9.905	$11.459	4,137
	2010	$11.459	$12.105	806
	2011	$12.105	$13.210	729
	2012	$13.210	$14.037	667
	2013	$14.037	$12.451	639
	2014	$12.451	$12.543	612
	2015	$12.543	$11.924	566
PIMCO Total Return Portfolio – Advisor Shares
	2006	$10.000	$10.265	0
	2007	$10.265	$10.908	11,176
	2008	$10.908	$11.173	14,260
	2009	$11.173	$12.453	15,405
	2010	$12.453	$13.157	14,701
	2011	$13.157	$13.321	14,031
	2012	$13.321	$14.265	3,274
	2013	$14.265	$13.665	733
	2014	$13.665	$13.924	705
	2015	$13.924	$13.666	649

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$7.847	5,922
	2010	$7.847	$8.643	5,941
	2011	$8.643	$8.617	5,683
	2012	$8.617	$10.054	1,045
	2013	$10.054	$13.022	940
	2014	$13.022	$14.350	871
	2015	$14.350	$13.608	873
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.137	$13.287	0
	2007	$13.287	$13.119	0
	2008	$13.119	$7.606	0
	2009	$7.606	$9.346	0
	2010	$9.346	$10.131	0
	2011	$10.131	$10.184	0
	2012	$10.184	$11.209	0
	2013	$11.209	$12.947	0
	2014	$12.947	$14.016	0
	2015	$14.016	$13.554	0
Putnam VT Growth and Income Fund – Class IB
	2006	$13.695	$15.528	10,443
	2007	$15.528	$14.269	5,977
	2008	$14.269	$8.555	4,752
	2009	$8.555	$10.863	2,431
	2010	$10.863	$12.152	2,163
	2011	$12.152	$11.335	1,889
	2012	$11.335	$13.208	1,607
	2013	$13.208	$17.528	1,350
	2014	$17.528	$18.984	1,198
	2015	$18.984	$17.171	1,050
Putnam VT International Equity Fund – Class IB
	2006	$15.730	$19.651	1,950
	2007	$19.651	$20.827	1,940
	2008	$20.827	$11.417	1,959
	2009	$11.417	$13.918	1,731
	2010	$13.918	$14.978	970
	2011	$14.978	$12.169	918
	2012	$12.169	$14.511	717
	2013	$14.511	$18.177	717
	2014	$18.177	$16.574	0
	2015	$16.574	$16.234	0
Putnam VT Investors Fund – Class IB
	2006	$14.199	$15.825	0
	2007	$15.825	$14.676	0
	2008	$14.676	$8.678	0
	2009	$8.678	$11.104	0
	2010	$11.104	$12.373	0
	2011	$12.373	$12.107	0
	2012	$12.107	$13.834	0
	2013	$13.834	$18.285	0
	2014	$18.285	$20.372	0
	2015	$20.372	$19.492	0
Putnam VT New Value Fund – Class IB
	2006	$10.881	$12.348	902
	2007	$12.348	$11.485	5,080
	2008	$11.485	$6.206	6,006
	2009	$6.206	$5.838	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.405	$12.794	2,064
	2007	$12.794	$13.203	201
	2008	$13.203	$8.131	217
	2009	$8.131	$13.035	174
	2010	$13.035	$15.402	164
	2011	$15.402	$12.376	198
	2012	$12.376	$13.827	0
	2013	$13.827	$19.437	0
	2014	$19.437	$20.860	0
	2015	$20.860	$19.156	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$13.286	$14.400	593
	2007	$14.400	$14.984	508
	2008	$14.984	$12.460	409
	2009	$12.460	$15.857	0
	2010	$15.857	$17.021	0
	2011	$17.021	$17.795	0
	2012	$17.795	$20.516	0
	2013	$20.516	$18.310	0
	2014	$18.310	$18.426	0
	2015	$18.426	$17.811	0
UIF Emerging Markets Equity Portfolio, Class II
	2006	$23.331	$31.304	1,273
	2007	$31.304	$43.002	1,297
	2008	$43.002	$18.193	833
	2009	$18.193	$30.272	830
	2010	$30.272	$35.220	729
	2011	$35.220	$28.167	757
	2012	$28.167	$33.015	720
	2013	$33.015	$31.936	705
	2014	$31.936	$29.813	132
	2015	$29.813	$26.038	137
UIF Global Franchise Portfolio, Class II
	2006	$14.710	$17.484	12,292
	2007	$17.484	$18.771	11,242
	2008	$18.771	$13.046	8,277
	2009	$13.046	$16.533	6,919
	2010	$16.533	$18.443	4,966
	2011	$18.443	$19.672	3,004
	2012	$19.672	$22.240	2,545
	2013	$22.240	$26.031	2,453
	2014	$26.031	$26.609	2,342
	2015	$26.609	$27.640	946
UIF Global Infrastructure – Class II
	2014	$10.000	$27.875	0
	2015	$27.875	$23.478	0
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$15.803	1,444
	2014	$15.803	$15.765	591
	2015	$15.765	$14.413	518

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Growth Portfolio, Class II
	2006	$13.820	$14.033	2,582
	2007	$14.033	$16.697	2,573
	2008	$16.697	$8.272	2,559
	2009	$8.272	$13.362	1,640
	2010	$13.362	$16.025	1,636
	2011	$16.025	$15.198	1,130
	2012	$15.198	$16.953	1,130
	2013	$16.953	$24.496	1,129
	2014	$24.496	$25.418	1,064
	2015	$25.418	$27.837	238
UIF Mid Cap Growth Portfolio, Class II
	2006	$17.772	$18.972	7,340
	2007	$18.972	$22.750	9,962
	2008	$22.750	$11.833	10,113
	2009	$11.833	$18.214	8,474
	2010	$18.214	$23.565	7,296
	2011	$23.565	$21.396	7,422
	2012	$21.396	$22.703	392
	2013	$22.703	$30.529	327
	2014	$30.529	$30.410	324
	2015	$30.410	$27.963	328
UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	7,706
	2007	$19.025	$19.158	7,661
	2008	$19.158	$11.161	6,513
	2009	$11.161	$16.008	6,542
	2010	$16.008	$19.816	6,323
	2011	$19.816	$17.694	2,841
	2012	$17.694	$19.851	664
	2013	$19.851	$33.266	664
	2014	$33.266	$28.027	616
	2015	$28.027	$24.728	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$19.314	$26.009	7,578
	2007	$26.009	$21.043	7,640
	2008	$21.043	$12.748	6,485
	2009	$12.748	$16.022	1,695
	2010	$16.022	$20.299	1,284
	2011	$20.299	$20.979	1,252
	2012	$20.979	$23.724	1,081
	2013	$23.724	$23.611	961
	2014	$23.611	$29.891	880
	2015	$29.891	$29.798	286

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$13.807	$15.880	413,771
	2007	$15.880	$16.369	345,766
	2008	$16.369	$9.543	119,126
	2009	$9.543	$11.291	103,086
	2010	$11.291	$12.521	86,534
	2011	$12.521	$13.057	68,395
	2012	$13.057	$15.050	58,729
	2013	$15.050	$19.914	38,007
	2014	$19.914	$21.396	30,112
	2015	$21.396	$21.334	21,283
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$15.380	$14.933	424,521
	2007	$14.933	$16.538	373,318
	2008	$16.538	$9.333	258,510
	2009	$9.333	$12.191	182,344
	2010	$12.191	$13.758	133,260
	2011	$13.758	$13.657	111,522
	2012	$13.657	$15.249	90,461
	2013	$15.249	$20.047	65,115
	2014	$20.047	$22.263	57,150
	2015	$22.263	$23.817	48,291
AB VPS International Value Portfolio – Class B formerly, AllianceBernstein VPS International Value Portfolio – Class B
	2006	$11.870	$15.768	538,385
	2007	$15.768	$16.365	527,670
	2008	$16.365	$7.516	554,744
	2009	$7.516	$9.928	455,435
	2010	$9.928	$10.180	390,099
	2011	$10.180	$8.062	345,808
	2012	$8.062	$9.051	296,820
	2013	$9.051	$10.920	242,388
	2014	$10.920	$10.042	225,542
	2015	$10.042	$10.110	184,476
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$13.806	$13.486	50,284
	2007	$13.486	$15.062	26,777
	2008	$15.062	$8.911	22,011
	2009	$8.911	$12.011	14,295
	2010	$12.011	$12.969	7,561
	2011	$12.969	$12.333	7,435
	2012	$12.333	$14.079	9,994
	2013	$14.079	$18.962	7,471
	2014	$18.962	$21.221	3,164
	2015	$21.221	$23.127	2,276

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio – Class B formerly, AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class B
	2006	$16.696	$18.746	547,841
	2007	$18.746	$18.709	492,368
	2008	$18.709	$11.817	266,076
	2009	$11.817	$16.573	194,269
	2010	$16.573	$20.626	143,862
	2011	$20.626	$18.530	103,942
	2012	$18.530	$21.580	74,466
	2013	$21.580	$29.200	59,846
	2014	$29.200	$31.275	45,423
	2015	$31.275	$28.995	35,720
AB VPS Value Portfolio – Class B formerly, AllianceBernstein VPS Value Portfolio – Class B
	2006	$10.728	$12.765	84,687
	2007	$12.765	$12.025	73,715
	2008	$12.025	$6.973	71,808
	2009	$6.973	$8.297	55,919
	2010	$8.297	$9.089	48,769
	2011	$9.089	$8.598	33,726
	2012	$8.598	$9.766	32,396
	2013	$9.766	$13.104	21,888
	2014	$13.104	$14.271	16,642
	2015	$14.271	$13.024	13,909
AllianceBernstein VPS Utility Income Portfolio – Class B
	2006	$10.948	$13.293	104,446
	2007	$13.293	$15.948	105,948
	2008	$15.948	$9.915	75,031
	2009	$9.915	$10.711	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$11.885	$13.020	1,179,793
	2007	$13.020	$15.013	1,070,999
	2008	$15.013	$8.458	834,097
	2009	$8.458	$11.265	684,175
	2010	$11.265	$12.949	489,383
	2011	$12.949	$12.376	376,737
	2012	$12.376	$14.130	286,081
	2013	$14.130	$18.192	232,862
	2014	$18.192	$19.968	176,399
	2015	$19.968	$19.713	137,943
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.000	$10.207	105,566
	2007	$10.207	$10.531	233,662
	2008	$10.531	$10.639	390,322
	2009	$10.639	$10.509	307,616
	2010	$10.509	$10.339	239,805
	2011	$10.339	$10.166	117,660
	2012	$10.166	$9.995	97,223
	2013	$9.995	$9.827	79,730
	2014	$9.827	$9.661	58,601
	2015	$9.661	$9.499	36,411

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth & Income Portfolio – Service Class 2
	2006	$11.084	$12.298	289,123
	2007	$12.298	$13.523	274,217
	2008	$13.523	$7.724	254,479
	2009	$7.724	$9.645	230,339
	2010	$9.645	$10.861	172,953
	2011	$10.861	$10.823	119,785
	2012	$10.823	$12.581	98,239
	2013	$12.581	$16.481	72,942
	2014	$16.481	$17.860	60,646
	2015	$17.860	$17.112	50,858
Fidelity VIP High Income Portfolio – Service Class 2
	2006	$10.470	$11.428	211,031
	2007	$11.428	$11.520	228,615
	2008	$11.520	$8.478	148,744
	2009	$8.478	$11.957	112,768
	2010	$11.957	$13.362	83,389
	2011	$13.362	$13.625	73,963
	2012	$13.625	$15.266	63,548
	2013	$15.266	$15.863	56,517
	2014	$15.863	$15.736	42,504
	2015	$15.736	$14.872	32,629
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$12.103	$13.375	305,980
	2007	$13.375	$15.164	279,884
	2008	$15.164	$9.003	190,988
	2009	$9.003	$12.370	158,160
	2010	$12.370	$15.635	119,897
	2011	$15.635	$13.703	87,649
	2012	$13.703	$15.433	62,588
	2013	$15.433	$20.615	48,743
	2014	$20.615	$21.489	43,500
	2015	$21.489	$20.781	36,520
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2
	2006	$11.148	$11.530	133,880
	2007	$11.530	$12.957	141,437
	2008	$12.957	$8.240	128,083
	2009	$8.240	$10.771	112,939
	2010	$10.771	$12.304	93,989
	2011	$12.304	$11.516	69,408
	2012	$11.516	$12.369	57,440
	2013	$12.369	$16.718	41,472
	2014	$16.718	$17.439	37,158
	2015	$17.439	$17.893	28,302
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.856	$11.673	155,403
	2007	$11.673	$11.786	114,261
	2008	$11.786	$8.878	73,253
	2009	$8.878	$12.455	64,034
	2010	$12.455	$13.868	57,649
	2011	$13.868	$14.256	48,513
	2012	$14.256	$16.195	41,657
	2013	$16.195	$17.168	32,294
	2014	$17.168	$16.873	29,760
	2015	$16.873	$15.075	26,705

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.221	$13.044	1,446,601
	2007	$13.044	$13.304	1,392,292
	2008	$13.304	$9.200	958,297
	2009	$9.200	$12.264	762,025
	2010	$12.264	$13.585	569,805
	2011	$13.585	$13.674	418,754
	2012	$13.674	$15.144	317,875
	2013	$15.144	$16.963	278,082
	2014	$16.963	$17.446	223,691
	2015	$17.446	$15.941	178,035
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$11.374	$13.760	133,205
	2007	$13.760	$15.129	128,508
	2008	$15.129	$10.641	84,601
	2009	$10.641	$12.901	70,890
	2010	$12.901	$14.199	53,473
	2011	$14.199	$13.547	37,875
	2012	$13.547	$15.096	29,528
	2013	$15.096	$18.940	21,548
	2014	$18.940	$19.682	15,909
	2015	$19.682	$18.643	13,273
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.896	$13.845	564,827
	2007	$13.845	$14.083	513,207
	2008	$14.083	$8.707	341,061
	2009	$8.707	$10.790	277,165
	2010	$10.790	$11.795	214,576
	2011	$11.795	$11.475	137,727
	2012	$11.475	$12.888	118,000
	2013	$12.888	$16.251	96,679
	2014	$16.251	$17.114	78,200
	2015	$17.114	$15.994	54,206
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.468	$14.887	1,019,766
	2007	$14.887	$16.896	920,177
	2008	$16.896	$9.903	467,082
	2009	$9.903	$13.342	349,030
	2010	$13.342	$14.220	270,180
	2011	$14.220	$12.493	215,424
	2012	$12.493	$14.521	175,986
	2013	$14.521	$17.555	142,148
	2014	$17.555	$15.337	116,616
	2015	$15.337	$14.099	95,248
Goldman Sachs VIT Large Cap Value Fund – Institutional
	2006	$10.517	$12.680	154,410
	2007	$12.680	$12.497	172,441
	2008	$12.497	$8.143	125,940
	2009	$8.143	$9.472	102,650
	2010	$9.472	$10.355	77,343
	2011	$10.355	$9.462	64,372
	2012	$9.462	$11.082	53,764
	2013	$11.082	$14.515	45,095
	2014	$14.515	$16.115	36,526
	2015	$16.115	$15.144	31,744

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2006	$11.370	$12.985	141,849
	2007	$12.985	$13.104	125,334
	2008	$13.104	$8.152	93,609
	2009	$8.152	$10.672	83,346
	2010	$10.672	$13.114	67,253
	2011	$13.114	$12.071	60,767
	2012	$12.071	$14.058	41,207
	2013	$14.058	$18.367	34,269
	2014	$18.367	$20.507	25,592
	2015	$20.507	$18.297	20,558
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional
	2006	$11.336	$12.513	551,622
	2007	$12.513	$10.244	540,006
	2008	$10.244	$6.663	417,070
	2009	$6.663	$8.363	330,031
	2010	$8.363	$10.698	228,901
	2011	$10.698	$10.589	168,315
	2012	$10.589	$11.745	123,621
	2013	$11.745	$15.660	89,360
	2014	$15.660	$16.462	77,732
	2015	$16.462	$15.839	62,502
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional
	2006	$11.265	$12.502	255,308
	2007	$12.502	$12.001	267,974
	2008	$12.001	$7.488	236,625
	2009	$7.488	$8.918	199,427
	2010	$8.918	$9.893	158,663
	2011	$9.893	$10.120	123,858
	2012	$10.120	$11.387	106,524
	2013	$11.387	$15.394	84,330
	2014	$15.394	$17.611	69,099
	2015	$17.611	$17.279	56,285
Invesco V.I. American Franchise Fund – Series II
	2006	$13.132	$13.249	193,340
	2007	$13.249	$15.192	158,278
	2008	$15.192	$7.600	100,605
	2009	$7.600	$12.376	78,391
	2010	$12.376	$14.547	60,020
	2011	$14.547	$13.388	44,137
	2012	$13.388	$14.924	38,887
	2013	$14.924	$20.511	25,851
	2014	$20.511	$21.811	19,124
	2015	$21.811	$22.461	15,732
Invesco V.I. American Value Fund – Series II
	2006	$16.600	$19.686	494,479
	2007	$19.686	$20.850	407,795
	2008	$20.850	$12.007	304,971
	2009	$12.007	$16.427	236,510
	2010	$16.427	$19.732	186,104
	2011	$19.732	$19.559	141,406
	2012	$19.559	$22.511	120,403
	2013	$22.511	$29.641	96,748
	2014	$29.641	$31.901	81,953
	2015	$31.901	$28.427	69,717

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Capital Appreciation – Series II
	2006	$13.652	$14.235	19,172
	2007	$14.235	$15.635	12,902
	2008	$15.635	$8.819	9,631
	2009	$8.819	$10.466	5,685
	2010	$10.466	$11.854	4,182
	2011	$11.854	$10.708	3,743
	2012	$10.708	$12.282	0
Invesco V.I. Comstock Fund – Series II
	2006	$14.760	$16.840	1,655,939
	2007	$16.840	$16.168	1,404,832
	2008	$16.168	$10.204	899,592
	2009	$10.204	$12.881	722,463
	2010	$12.881	$14.652	585,755
	2011	$14.652	$14.101	461,656
	2012	$14.101	$16.485	375,359
	2013	$16.485	$21.985	300,526
	2014	$21.985	$23.580	248,258
	2015	$23.580	$21.746	197,512
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.775	21,343
	2007	$10.775	$11.426	15,644
	2008	$11.426	$7.827	8,455
	2009	$7.827	$9.848	13,233
	2010	$9.848	$10.577	9,478
	2011	$10.577	$10.368	8,641
	2012	$10.368	$11.580	8,476
	2013	$11.580	$14.678	7,956
	2014	$14.678	$15.563	6,193
	2015	$15.563	$14.381	6,206
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$13.473	$14.680	280,797
	2007	$14.680	$14.993	171,337
	2008	$14.993	$9.366	122,838
	2009	$9.366	$11.412	109,319
	2010	$11.412	$12.363	92,715
	2011	$12.363	$12.147	73,078
	2012	$12.147	$14.135	63,001
	2013	$14.135	$18.171	35,079
	2014	$18.171	$20.104	28,866
	2015	$20.104	$20.123	16,858
Invesco V.I. Equity and Income Fund – Series II
	2006	$13.415	$14.847	514,333
	2007	$14.847	$15.086	413,713
	2008	$15.086	$11.467	270,176
	2009	$11.467	$13.808	201,195
	2010	$13.808	$15.208	151,369
	2011	$15.208	$14.757	128,724
	2012	$14.757	$16.305	101,396
	2013	$16.305	$20.018	84,040
	2014	$20.018	$21.405	73,542
	2015	$21.405	$20.499	54,701
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$12.120	53,809
	2012	$12.120	$13.512	47,075
	2013	$13.512	$16.240	37,330
	2014	$16.240	$16.043	33,869
	2015	$16.043	$15.512	28,537

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$15.219	$18.195	123,985
	2007	$18.195	$19.096	99,611
	2008	$19.096	$11.060	73,529
	2009	$11.060	$12.625	67,838
	2010	$12.625	$13.887	64,546
	2011	$13.887	$14.968	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$14.994	$17.096	594,846
	2007	$17.096	$17.230	512,719
	2008	$17.230	$11.482	375,128
	2009	$11.482	$14.010	312,086
	2010	$14.010	$15.452	248,674
	2011	$15.452	$14.848	186,366
	2012	$14.848	$16.691	153,252
	2013	$16.691	$21.950	104,198
	2014	$21.950	$23.729	87,238
	2015	$23.729	$22.555	72,193
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$18.799	25,154
	2014	$18.799	$18.775	18,696
	2015	$18.775	$17.835	15,734
Invesco V.I. High Yield Securities Fund – Series II
	2006	$12.197	$13.072	142,566
	2007	$13.072	$13.351	93,648
	2008	$13.351	$10.081	62,827
	2009	$10.081	$14.298	47,661
	2010	$14.298	$15.456	43,081
	2011	$15.456	$15.446	41,148
	2012	$15.446	$17.995	32,184
	2013	$17.995	$18.548	0
Invesco V.I. Income Builder Fund – Series II
	2006	$13.285	$14.885	49,117
	2007	$14.885	$15.051	36,595
	2008	$15.051	$10.884	18,279
	2009	$10.884	$13.364	15,511
	2010	$13.364	$14.733	14,674
	2011	$14.733	$15.667	0
Invesco V.I. International Growth Fund – Series II
	2011	$10.000	$8.091	80,492
	2012	$8.091	$9.167	69,569
	2013	$9.167	$10.699	61,091
	2014	$10.699	$10.527	57,708
	2015	$10.527	$10.079	48,364
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.386	$12.424	52,964
	2007	$12.424	$13.346	45,968
	2008	$13.346	$9.357	29,739
	2009	$9.357	$11.946	22,776
	2010	$11.946	$13.362	19,849
	2011	$13.362	$12.282	15,109
	2012	$12.282	$13.357	14,759
	2013	$13.357	$16.868	12,502
	2014	$16.868	$17.275	11,609
	2015	$17.275	$16.256	7,059

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$15.829	$16.329	22,049
	2007	$16.329	$18.876	13,222
	2008	$18.876	$9.866	7,991
	2009	$9.866	$15.167	4,547
	2010	$15.167	$18.977	4,031
	2011	$18.977	$16.911	4,027
	2012	$16.911	$18.557	3,956
	2013	$18.557	$24.921	2,576
	2014	$24.921	$26.385	2,963
	2015	$26.385	$26.209	1,374
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$13.449	$15.234	490,716
	2007	$15.234	$15.725	473,195
	2008	$15.725	$9.698	399,210
	2009	$9.698	$12.018	347,195
	2010	$12.018	$13.539	268,847
	2011	$13.539	$13.515	216,637
	2012	$13.515	$15.347	197,399
	2013	$15.347	$19.849	168,419
	2014	$19.849	$22.041	143,592
	2015	$22.041	$21.837	130,083
Invesco V.I. Value Opportunities Fund – Series II
	2006	$14.555	$16.162	105,994
	2007	$16.162	$16.104	77,794
	2008	$16.104	$7.614	77,108
	2009	$7.614	$11.059	68,921
	2010	$11.059	$11.627	61,971
	2011	$11.627	$11.043	50,108
	2012	$11.043	$12.773	37,651
	2013	$12.773	$16.735	21,852
	2014	$16.735	$17.502	16,833
	2015	$17.502	$15.373	11,624
Invesco Van Kampen V.I. International Growth Equity Fund – Series II
	2006	$10.000	$10.731	110,844
	2007	$10.731	$12.054	125,536
	2008	$12.054	$6.100	137,445
	2009	$6.100	$8.188	122,981
	2010	$8.188	$8.846	105,229
	2011	$8.846	$9.630	0
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$15.254	$18.000	35,485
	2007	$18.000	$21.241	21,779
	2008	$21.241	$13.897	14,062
	2009	$13.897	$16.235	14,827
	2010	$16.235	$17.038	16,061
	2011	$17.038	$19.400	6,526
	2012	$19.400	$22.588	6,841
	2013	$22.588	$26.102	7,100
	2014	$26.102	$27.597	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$16.278	$17.226	26,698
	2007	$17.226	$20.216	22,494
	2008	$20.216	$10.136	10,781
	2009	$10.136	$16.846	11,010
	2010	$16.846	$20.823	10,083
	2011	$20.823	$18.917	7,377
	2012	$18.917	$20.756	5,796
	2013	$20.756	$22.017	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$14.909	$19.037	25,159
	2007	$19.037	$21.585	17,986
	2008	$21.585	$12.128	8,493
	2009	$12.128	$15.192	6,505
	2010	$15.192	$15.975	6,524
	2011	$15.975	$14.158	6,082
	2012	$14.158	$16.445	4,506
	2013	$16.445	$20.566	3,716
	2014	$20.566	$18.324	3,047
	2015	$18.324	$17.043	2,572
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$14.519	$16.894	14,916
	2007	$16.894	$19.377	11,065
	2008	$19.377	$10.675	8,445
	2009	$10.675	$10.194	0
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$10.764	$11.148	1,916,928
	2007	$11.148	$11.586	1,666,801
	2008	$11.586	$10.353	1,135,993
	2009	$10.353	$12.447	990,914
	2010	$12.447	$13.339	784,873
	2011	$13.339	$13.733	610,134
	2012	$13.733	$15.366	519,616
	2013	$15.366	$15.229	450,652
	2014	$15.229	$16.079	369,565
	2015	$16.079	$15.456	307,507
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$9.917	$10.143	667,110
	2007	$10.143	$10.249	522,713
	2008	$10.249	$8.543	396,358
	2009	$8.543	$8.865	347,249
	2010	$8.865	$8.909	289,396
	2011	$8.909	$8.974	222,112
	2012	$8.974	$9.090	152,310
	2013	$9.090	$8.945	122,869
	2014	$8.945	$8.868	125,602
	2015	$8.868	$8.690	109,320
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$9.881	$10.137	795,045
	2007	$10.137	$10.430	721,750
	2008	$10.430	$10.479	651,907
	2009	$10.479	$10.303	399,239
	2010	$10.303	$10.130	358,976
	2011	$10.130	$9.960	282,737
	2012	$9.960	$9.792	232,097
	2013	$9.792	$9.628	186,110
	2014	$9.628	$9.466	168,613
	2015	$9.466	$9.307	167,029

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$14.973	$15.297	435,170
	2007	$15.297	$17.930	347,503
	2008	$17.930	$9.210	282,038
	2009	$9.210	$15.470	217,547
	2010	$15.470	$19.380	154,281
	2011	$19.380	$17.726	107,382
	2012	$17.726	$19.534	83,437
	2013	$19.534	$28.877	59,036
	2014	$28.877	$29.934	55,642
	2015	$29.934	$31.882	40,380
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$13.803	$15.572	247,410
	2007	$15.572	$16.589	178,415
	2008	$16.589	$12.362	128,309
	2009	$12.362	$14.515	104,362
	2010	$14.515	$15.197	76,931
	2011	$15.197	$13.726	57,644
	2012	$13.726	$14.395	47,529
	2013	$14.395	$15.318	0
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Shares
	2006	$10.000	$9.491	78,439
	2007	$9.491	$11.489	78,415
	2008	$11.489	$6.341	86,439
	2009	$6.341	$8.829	120,701
	2010	$8.829	$10.784	116,277
	2011	$10.784	$9.802	116,346
	2012	$9.802	$10.130	104,071
	2013	$10.130	$8.493	92,061
	2014	$8.493	$6.795	66,093
	2015	$6.795	$4.966	64,096
PIMCO Emerging Markets Bond Portfolio – Advisor Shares
	2006	$10.000	$10.703	13,419
	2007	$10.703	$11.124	20,429
	2008	$11.124	$9.332	24,792
	2009	$9.332	$11.969	30,425
	2010	$11.969	$13.185	24,441
	2011	$13.185	$13.769	20,380
	2012	$13.769	$15.938	17,497
	2013	$15.938	$14.565	9,930
	2014	$14.565	$14.521	6,419
	2015	$14.521	$13.941	5,931
PIMCO Real Return Portfolio – Advisor Shares
	2006	$10.000	$10.118	56,188
	2007	$10.118	$10.998	149,722
	2008	$10.998	$10.041	138,483
	2009	$10.041	$11.675	117,920
	2010	$11.675	$12.397	86,005
	2011	$12.397	$13.598	62,061
	2012	$13.598	$14.523	53,321
	2013	$14.523	$12.948	41,061
	2014	$12.948	$13.110	27,885
	2015	$13.110	$12.527	18,160

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Advisor Shares
	2006	$10.000	$10.300	333,924
	2007	$10.300	$11.002	541,720
	2008	$11.002	$11.326	436,998
	2009	$11.326	$12.689	517,932
	2010	$12.689	$13.474	442,840
	2011	$13.474	$13.712	339,838
	2012	$13.712	$14.759	290,898
	2013	$14.759	$14.211	247,085
	2014	$14.211	$14.554	184,448
	2015	$14.554	$14.357	160,649
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$8.037	208,702
	2010	$8.037	$8.897	174,188
	2011	$8.897	$8.915	138,176
	2012	$8.915	$10.456	115,488
	2013	$10.456	$13.611	97,648
	2014	$13.611	$15.075	79,686
	2015	$15.075	$14.369	69,267
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.303	$13.538	78,718
	2007	$13.538	$13.435	42,032
	2008	$13.435	$7.829	30,400
	2009	$7.829	$9.669	29,381
	2010	$9.669	$10.535	21,966
	2011	$10.535	$10.644	15,111
	2012	$10.644	$11.775	11,969
	2013	$11.775	$13.671	10,022
	2014	$13.671	$14.875	10,650
	2015	$14.875	$14.458	9,882
Putnam VT Growth and Income Fund – Class IB
	2006	$13.883	$15.820	30,417
	2007	$15.820	$14.612	26,162
	2008	$14.612	$8.806	13,522
	2009	$8.806	$11.238	13,276
	2010	$11.238	$12.637	8,470
	2011	$12.637	$11.847	6,475
	2012	$11.847	$13.875	4,969
	2013	$13.875	$18.508	4,566
	2014	$18.508	$20.148	2,382
	2015	$20.148	$18.316	1,882
Putnam VT International Equity Fund – Class IB
	2006	$15.945	$20.022	301,515
	2007	$20.022	$21.328	267,807
	2008	$21.328	$11.752	200,134
	2009	$11.752	$14.399	173,859
	2010	$14.399	$15.575	129,035
	2011	$15.575	$12.719	108,108
	2012	$12.719	$15.244	88,184
	2013	$15.244	$19.194	62,291
	2014	$19.194	$17.590	52,653
	2015	$17.590	$17.317	49,614

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$14.394	$16.123	192
	2007	$16.123	$15.030	191
	2008	$15.030	$8.932	189
	2009	$8.932	$11.488	187
	2010	$11.488	$12.866	185
	2011	$12.866	$12.654	183
	2012	$12.654	$14.534	0
	2013	$14.534	$19.307	0
	2014	$19.307	$21.621	0
	2015	$21.621	$20.793	0
Putnam VT New Value Fund – Class IB
	2006	$10.918	$12.453	324,998
	2007	$12.453	$11.643	289,114
	2008	$11.643	$6.323	250,595
	2009	$6.323	$5.953	0
Putnam VT Voyager Fund – Class IB
	2006	$12.575	$13.035	154,681
	2007	$13.035	$13.521	111,462
	2008	$13.521	$8.370	90,140
	2009	$8.370	$13.486	66,820
	2010	$13.486	$16.016	50,759
	2011	$16.016	$12.935	49,709
	2012	$12.935	$14.525	41,788
	2013	$14.525	$20.524	31,535
	2014	$20.524	$22.138	25,803
	2015	$22.138	$20.434	21,681
UIF Emerging Markets Debt Portfolio, Class II
	2006	$13.468	$14.671	95,830
	2007	$14.671	$15.344	62,789
	2008	$15.344	$12.825	38,419
	2009	$12.825	$16.405	25,051
	2010	$16.405	$17.699	17,996
	2011	$17.699	$18.599	23,559
	2012	$18.599	$21.552	18,811
	2013	$21.552	$19.333	14,647
	2014	$19.333	$19.555	9,299
	2015	$19.555	$18.999	7,574
UIF Emerging Markets Equity Portfolio, Class II
	2006	$23.650	$31.893	369,132
	2007	$31.893	$44.036	317,054
	2008	$44.036	$18.726	165,074
	2009	$18.726	$31.319	122,124
	2010	$31.319	$36.624	81,377
	2011	$36.624	$29.439	56,860
	2012	$29.439	$34.683	39,872
	2013	$34.683	$33.721	29,287
	2014	$33.721	$31.641	23,013
	2015	$31.641	$27.775	18,871

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Global Franchise Portfolio, Class II
	2006	$14.911	$17.813	953,357
	2007	$17.813	$19.223	887,941
	2008	$19.223	$13.429	700,311
	2009	$13.429	$17.105	580,432
	2010	$17.105	$19.178	264,878
	2011	$19.178	$20.561	195,007
	2012	$20.561	$23.364	148,626
	2013	$23.364	$27.485	110,997
	2014	$27.485	$28.240	85,661
	2015	$28.240	$29.484	63,853
UIF Global Infrastructure – Class II
	2014	$10.000	$29.583	4,831
	2015	$29.583	$25.044	4,798
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$16.686	38,545
	2014	$16.686	$16.732	36,803
	2015	$16.732	$15.375	35,092
UIF Growth Portfolio, Class II
	2006	$14.009	$14.298	73,771
	2007	$14.298	$17.100	40,684
	2008	$17.100	$8.515	31,807
	2009	$8.515	$13.824	29,106
	2010	$13.824	$16.664	19,742
	2011	$16.664	$15.884	19,173
	2012	$15.884	$17.810	15,083
	2013	$17.810	$25.865	12,696
	2014	$25.865	$26.976	9,610
	2015	$26.976	$29.694	9,090
UIF Mid Cap Growth Portfolio, Class II
	2006	$18.015	$19.329	587,636
	2007	$19.329	$23.297	505,179
	2008	$23.297	$12.180	275,791
	2009	$12.180	$18.844	202,880
	2010	$18.844	$24.504	148,110
	2011	$24.504	$22.362	103,090
	2012	$22.362	$23.850	77,960
	2013	$23.850	$32.236	56,196
	2014	$32.236	$32.274	46,629
	2015	$32.274	$29.828	38,191
UIF Small Company Growth Portfolio, Class II
	2006	$17.630	$19.384	84,445
	2007	$19.384	$19.619	39,071
	2008	$19.619	$11.488	30,629
	2009	$11.488	$16.562	22,825
	2010	$16.562	$20.606	19,551
	2011	$20.606	$18.493	15,235
	2012	$18.493	$20.854	12,318
	2013	$20.854	$35.126	9,491
	2014	$35.126	$29.745	5,706
	2015	$29.745	$26.378	4,855

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$19.578	$26.499	221,922
	2007	$26.499	$21.549	176,152
	2008	$21.549	$13.122	143,148
	2009	$13.122	$16.576	108,273
	2010	$16.576	$21.108	83,837
	2011	$21.108	$21.928	62,484
	2012	$21.928	$24.924	47,116
	2013	$24.924	$24.932	38,161
	2014	$24.932	$31.723	28,254
	2015	$31.723	$31.787	20,549

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS Growth & Income Portfolio – Class B formerly, AllianceBernstein VPS Growth and Income Portfolio – Class B
	2006	$13.473	$15.354	14,584
	2007	$15.354	$15.681	14,359
	2008	$15.681	$9.058	9,079
	2009	$9.058	$10.619	8,892
	2010	$10.619	$11.669	7,903
	2011	$11.669	$12.057	7,902
	2012	$12.057	$13.769	7,901
	2013	$13.769	$18.053	7,426
	2014	$18.053	$19.219	2,272
	2015	$19.219	$18.988	2,215
AB VPS Growth Portfolio – Class B formerly, AllianceBernstein VPS Growth Portfolio – Class B
	2006	$15.008	$14.439	13,771
	2007	$14.439	$15.843	9,151
	2008	$15.843	$8.858	7,354
	2009	$8.858	$11.465	7,307
	2010	$11.465	$12.821	7,206
	2011	$12.821	$12.611	7,079
	2012	$12.611	$13.951	6,983
	2013	$13.951	$18.174	6,207
	2014	$18.174	$19.998	3,341
	2015	$19.998	$21.198	3,246

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
AB VPS International Value Portfolio – Class B formerly, AllianceBernstein VPS International Value Portfolio – Class B
	2006	$11.797	$15.528	15,798
	2007	$15.528	$15.968	19,309
	2008	$15.968	$7.266	9,170
	2009	$7.266	$9.510	4,424
	2010	$9.510	$9.662	4,460
	2011	$9.662	$7.582	4,564
	2012	$7.582	$8.434	4,490
	2013	$8.434	$10.083	5,687
	2014	$10.083	$9.187	3,321
	2015	$9.187	$9.164	3,160
AB VPS Large Cap Growth Portfolio – Class B formerly, AllianceBernstein VPS Large Cap Growth Portfolio – Class B
	2006	$13.472	$13.040	6,062
	2007	$13.040	$14.429	5,877
	2008	$14.429	$8.458	5,876
	2009	$8.458	$11.296	4,936
	2010	$11.296	$12.086	4,308
	2011	$12.086	$11.388	4,077
	2012	$11.388	$12.881	4,076
	2013	$12.881	$17.190	1,866
	2014	$17.190	$19.062	1,865
	2015	$19.062	$20.584	1,864
AB VPS Small/Mid Cap Value Portfolio – Class B formerly, AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class B
	2006	$16.292	$18.125	20,551
	2007	$18.125	$17.923	19,903
	2008	$17.923	$11.217	11,021
	2009	$11.217	$15.587	9,368
	2010	$15.587	$19.222	7,286
	2011	$19.222	$17.110	6,958
	2012	$17.110	$19.744	6,870
	2013	$19.744	$26.471	975
	2014	$26.471	$28.092	937
	2015	$28.092	$25.807	921
AB VPS Value Portfolio – Class B formerly, AllianceBernstein VPS Value Portfolio – Class B
	2006	$10.662	$12.571	20,333
	2007	$12.571	$11.733	3,520
	2008	$11.733	$6.741	2,806
	2009	$6.741	$7.948	2,613
	2010	$7.948	$8.627	2,355
	2011	$8.627	$8.086	2,077
	2012	$8.086	$9.100	1,821
	2013	$9.100	$12.100	1,562
	2014	$12.100	$13.056	691
	2015	$13.056	$11.806	636
AllianceBernstein VPS Utility Income Portfolio – Class B
	2006	$10.881	$13.091	4,381
	2007	$13.091	$15.560	5,000
	2008	$15.560	$9.586	4,780
	2009	$9.586	$10.285	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$11.812	$12.822	18,110
	2007	$12.822	$14.649	15,101
	2008	$14.649	$8.177	7,743
	2009	$8.177	$10.791	7,100
	2010	$10.791	$12.291	7,165
	2011	$12.291	$11.640	6,530
	2012	$11.640	$13.167	6,435
	2013	$13.167	$16.797	947
	2014	$16.797	$18.269	943
	2015	$18.269	$17.869	939
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.000	$10.144	0
	2007	$10.144	$10.370	5,931
	2008	$10.370	$10.381	5,928
	2009	$10.381	$10.160	8,066
	2010	$10.160	$9.904	8,058
	2011	$9.904	$9.649	8,052
	2012	$9.649	$9.399	6,519
	2013	$9.399	$9.157	6,389
	2014	$9.157	$8.921	6,382
	2015	$8.921	$8.690	6,375
Fidelity VIP Growth & Income Portfolio – Service Class 2
	2006	$11.016	$12.111	2,146
	2007	$12.111	$13.194	2,099
	2008	$13.194	$7.467	1,848
	2009	$7.467	$9.239	1,636
	2010	$9.239	$10.309	1,453
	2011	$10.309	$10.179	1,275
	2012	$10.179	$11.724	1,109
	2013	$11.724	$15.218	944
	2014	$15.218	$16.340	150
	2015	$16.340	$15.512	149
Fidelity VIP High Income Portfolio – Service Class 2
	2006	$10.405	$11.254	0
	2007	$11.254	$11.240	0
	2008	$11.240	$8.196	0
	2009	$8.196	$11.454	0
	2010	$11.454	$12.683	0
	2011	$12.683	$12.814	0
	2012	$12.814	$14.226	0
	2013	$14.226	$14.647	0
	2014	$14.647	$14.397	0
	2015	$14.397	$13.482	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$12.029	$13.172	5,260
	2007	$13.172	$14.796	7,956
	2008	$14.796	$8.704	2,971
	2009	$8.704	$11.849	2,770
	2010	$11.849	$14.841	2,544
	2011	$14.841	$12.888	2,781
	2012	$12.888	$14.381	2,905
	2013	$14.381	$19.034	0
	2014	$19.034	$19.659	0
	2015	$19.659	$18.838	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2
	2006	$11.079	$11.354	3,810
	2007	$11.354	$12.643	3,613
	2008	$12.643	$7.966	3,613
	2009	$7.966	$10.318	2,610
	2010	$10.318	$11.679	2,610
	2011	$11.679	$10.830	2,363
	2012	$10.830	$11.526	2,363
	2013	$11.526	$15.437	0
	2014	$15.437	$15.955	0
	2015	$15.955	$16.220	0
FTVIP Franklin High Income VIP Fund – Class 2
	2006	$10.691	$11.390	0
	2007	$11.390	$11.395	0
	2008	$11.395	$8.505	0
	2009	$8.505	$11.822	3,600
	2010	$11.822	$13.043	4,654
	2011	$13.043	$13.285	6,477
	2012	$13.285	$14.954	6,506
	2013	$14.954	$15.707	2,769
	2014	$15.707	$15.297	2,769
	2015	$15.297	$13.541	2,769
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.050	$12.728	13,478
	2007	$12.728	$12.862	10,456
	2008	$12.862	$8.813	4,438
	2009	$8.813	$11.641	4,218
	2010	$11.641	$12.777	7,074
	2011	$12.777	$12.744	10,002
	2012	$12.744	$13.983	9,831
	2013	$13.983	$15.520	9,770
	2014	$15.520	$15.816	9,015
	2015	$15.816	$14.319	9,072
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$11.304	$13.551	0
	2007	$13.551	$14.762	0
	2008	$14.762	$10.288	0
	2009	$10.288	$12.358	0
	2010	$12.358	$13.478	0
	2011	$13.478	$12.741	0
	2012	$12.741	$14.068	0
	2013	$14.068	$17.488	0
	2014	$17.488	$18.007	0
	2015	$18.007	$16.900	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$11.715	$13.510	6,203
	2007	$13.510	$13.616	17,832
	2008	$13.616	$8.341	9,681
	2009	$8.341	$10.241	10,310
	2010	$10.241	$11.093	10,527
	2011	$11.093	$10.694	5,967
	2012	$10.694	$11.900	5,962
	2013	$11.900	$14.868	8,962
	2014	$14.868	$15.514	8,957
	2015	$15.514	$14.366	8,954

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$12.279	$14.527	2,484
	2007	$14.527	$16.336	2,216
	2008	$16.336	$9.487	2,125
	2009	$9.487	$12.665	1,313
	2010	$12.665	$13.374	1,321
	2011	$13.374	$11.643	1,337
	2012	$11.643	$13.408	1,332
	2013	$13.408	$16.061	1,336
	2014	$16.061	$13.903	1,379
	2015	$13.903	$12.664	1,386
Goldman Sachs VIT Large Cap Value Fund – Institutional
	2006	$10.453	$12.487	2,533
	2007	$12.487	$12.193	2,505
	2008	$12.193	$7.873	2,277
	2009	$7.873	$9.074	2,048
	2010	$9.074	$9.828	1,809
	2011	$9.828	$8.899	1,587
	2012	$8.899	$10.326	1,371
	2013	$10.326	$13.402	1,651
	2014	$13.402	$14.743	816
	2015	$14.743	$13.728	775
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2006	$11.300	$12.788	1,177
	2007	$12.788	$12.785	1,172
	2008	$12.785	$7.881	1,166
	2009	$7.881	$10.222	1,160
	2010	$10.222	$12.448	1,155
	2011	$12.448	$11.353	1,149
	2012	$11.353	$13.100	1,145
	2013	$13.100	$16.958	0
	2014	$16.958	$18.761	0
	2015	$18.761	$16.586	0
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional
	2006	$11.267	$12.323	215
	2007	$12.323	$9.995	391
	2008	$9.995	$6.441	160
	2009	$6.441	$8.011	156
	2010	$8.011	$10.154	136
	2011	$10.154	$9.958	131
	2012	$9.958	$10.944	134
	2013	$10.944	$14.459	124
	2014	$14.459	$15.060	122
	2015	$15.060	$14.358	120
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional
	2006	$11.195	$12.312	227
	2007	$12.312	$11.710	242
	2008	$11.710	$7.239	162
	2009	$7.239	$8.542	171
	2010	$8.542	$9.390	172
	2011	$9.390	$9.517	160
	2012	$9.517	$10.611	161
	2013	$10.611	$14.214	148
	2014	$14.214	$16.112	133
	2015	$16.112	$15.664	129

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.814	$12.811	10,564
	2007	$12.811	$14.554	5,242
	2008	$14.554	$7.213	1,120
	2009	$7.213	$11.639	1,120
	2010	$11.639	$13.556	38
	2011	$13.556	$12.362	36
	2012	$12.362	$13.654	586
	2013	$13.654	$18.594	0
	2014	$18.594	$19.592	0
	2015	$19.592	$19.991	0
Invesco V.I. American Value Fund – Series II
	2006	$16.199	$19.035	12,152
	2007	$19.035	$19.975	11,997
	2008	$19.975	$11.397	9,148
	2009	$11.397	$15.450	9,100
	2010	$15.450	$18.388	8,178
	2011	$18.388	$18.061	7,619
	2012	$18.061	$20.596	6,411
	2013	$20.596	$26.871	5,675
	2014	$26.871	$28.656	1,737
	2015	$28.656	$25.301	1,729
Invesco V.I. Capital Appreciation – Series II
	2006	$13.322	$13.764	3,264
	2007	$13.764	$14.979	3,130
	2008	$14.979	$8.371	2,970
	2009	$8.371	$9.843	2,783
	2010	$9.843	$11.047	740
	2011	$11.047	$9.888	740
	2012	$9.888	$11.307	0
Invesco V.I. Comstock Fund – Series II
	2006	$14.403	$16.282	44,758
	2007	$16.282	$15.489	44,340
	2008	$15.489	$9.686	37,134
	2009	$9.686	$12.115	34,739
	2010	$12.115	$13.654	26,921
	2011	$13.654	$13.021	22,309
	2012	$13.021	$15.083	19,682
	2013	$15.083	$19.931	16,236
	2014	$19.931	$21.181	9,288
	2015	$21.181	$19.354	8,917
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.709	943
	2007	$10.709	$11.252	852
	2008	$11.252	$7.637	232
	2009	$7.637	$9.520	231
	2010	$9.520	$10.132	231
	2011	$10.132	$9.841	230
	2012	$9.841	$10.890	230
	2013	$10.890	$13.678	19
	2014	$13.678	$14.369	19
	2015	$14.369	$13.157	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund – Series II
	2006	$13.147	$14.194	8,259
	2007	$14.194	$14.363	8,238
	2008	$14.363	$8.890	4,299
	2009	$8.890	$10.733	4,299
	2010	$10.733	$11.522	3,859
	2011	$11.522	$11.217	3,850
	2012	$11.217	$12.932	3,727
	2013	$12.932	$16.473	3,078
	2014	$16.473	$18.058	57
	2015	$18.058	$17.910	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$13.090	$14.356	3,982
	2007	$14.356	$14.452	3,982
	2008	$14.452	$10.884	3,982
	2009	$10.884	$12.987	3,982
	2010	$12.987	$14.173	5,681
	2011	$14.173	$13.627	8,582
	2012	$13.627	$14.918	8,467
	2013	$14.918	$18.148	5,303
	2014	$18.148	$19.227	2,098
	2015	$19.227	$18.245	2,096
Invesco V.I. Global Core Equity Fund – Series II
	2011	$10.000	$11.191	8,816
	2012	$11.191	$12.363	8,771
	2013	$12.363	$14.722	8,090
	2014	$14.722	$14.411	7,463
	2015	$14.411	$13.806	7,385
Invesco V.I. Global Dividend Growth Fund – Series II
	2006	$14.851	$17.593	11,598
	2007	$17.593	$18.294	11,832
	2008	$18.294	$10.498	11,267
	2009	$10.498	$11.874	10,238
	2010	$11.874	$12.941	8,822
	2011	$12.941	$13.907	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$14.631	$16.530	23,686
	2007	$16.530	$16.506	18,625
	2008	$16.506	$10.899	17,211
	2009	$10.899	$13.176	15,190
	2010	$13.176	$14.400	12,800
	2011	$14.400	$13.711	8,326
	2012	$13.711	$15.271	8,274
	2013	$15.271	$19.899	6,387
	2014	$19.899	$21.315	6,323
	2015	$21.315	$20.075	6,046
Invesco V.I. High Yield Fund – Series II
	2013	$10.000	$17.043	181
	2014	$17.043	$16.865	187
	2015	$16.865	$15.874	188
Invesco V.I. High Yield Securities Fund – Series II
	2006	$11.902	$12.639	6,543
	2007	$12.639	$12.790	6,326
	2008	$12.790	$9.569	4,724
	2009	$9.569	$13.448	3,327
	2010	$13.448	$14.404	2,616
	2011	$14.404	$14.263	2,378
	2012	$14.263	$16.464	2,370
	2013	$16.464	$16.921	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Income Builder Fund – Series II
	2006	$12.964	$14.392	2,203
	2007	$14.392	$14.419	2,185
	2008	$14.419	$10.331	540
	2009	$10.331	$12.569	537
	2010	$12.569	$13.730	527
	2011	$13.730	$14.557	0
Invesco V.I. International Growth Fund – Series II
	2011	$10.000	$7.679	1,144
	2012	$7.679	$8.621	1,134
	2013	$8.621	$9.969	0
	2014	$9.969	$9.720	0
	2015	$9.720	$9.220	0
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.213	$12.123	0
	2007	$12.123	$12.904	0
	2008	$12.904	$8.964	0
	2009	$8.964	$11.339	0
	2010	$11.339	$12.567	0
	2011	$12.567	$11.446	0
	2012	$11.446	$12.333	0
	2013	$12.333	$15.433	0
	2014	$15.433	$15.660	0
	2015	$15.660	$14.602	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$15.446	$15.788	4,206
	2007	$15.788	$18.083	4,220
	2008	$18.083	$9.364	4,072
	2009	$9.364	$14.264	4,072
	2010	$14.264	$17.685	4,072
	2011	$17.685	$15.615	4,072
	2012	$15.615	$16.978	4,072
	2013	$16.978	$22.592	4,072
	2014	$22.592	$23.700	0
	2015	$23.700	$23.327	0
Invesco V.I. S&P 500 Index Fund – Series II
	2006	$13.124	$14.730	18,338
	2007	$14.730	$15.064	15,588
	2008	$15.064	$9.205	12,007
	2009	$9.205	$11.303	11,472
	2010	$11.303	$12.617	11,274
	2011	$12.617	$12.479	10,795
	2012	$12.479	$14.041	10,598
	2013	$14.041	$17.994	8,292
	2014	$17.994	$19.799	4,680
	2015	$19.799	$19.436	4,614
Invesco V.I. Value Opportunities Fund – Series II
	2006	$14.203	$15.627	6,351
	2007	$15.627	$15.427	4,004
	2008	$15.427	$7.227	2,286
	2009	$7.227	$10.401	2,023
	2010	$10.401	$10.835	0
	2011	$10.835	$10.197	0
	2012	$10.197	$11.686	0
	2013	$11.686	$15.170	0
	2014	$15.170	$15.721	0
	2015	$15.721	$13.682	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco Van Kampen V.I. International Growth Equity Fund – Series II
	2006	$10.000	$10.665	0
	2007	$10.665	$11.869	1,317
	2008	$11.869	$5.951	1,300
	2009	$5.951	$7.915	1,164
	2010	$7.915	$8.474	1,154
	2011	$8.474	$9.197	0
Morgan Stanley VIS – Global Infrastructure Portfolio – Class Y
	2006	$14.885	$17.405	87
	2007	$17.405	$20.349	87
	2008	$20.349	$13.192	87
	2009	$13.192	$15.270	87
	2010	$15.270	$15.878	86
	2011	$15.878	$17.914	86
	2012	$17.914	$20.667	86
	2013	$20.667	$23.664	86
	2014	$23.664	$24.946	0
Morgan Stanley VIS Aggressive Equity Portfolio – Class Y
	2006	$15.884	$16.656	2,744
	2007	$16.656	$19.367	2,507
	2008	$19.367	$9.621	2,256
	2009	$9.621	$15.844	2,047
	2010	$15.844	$19.405	314
	2011	$19.405	$17.467	314
	2012	$17.467	$18.990	314
	2013	$18.990	$20.085	0
Morgan Stanley VIS European Equity Portfolio – Class Y
	2006	$14.548	$18.407	3,535
	2007	$18.407	$20.679	1,743
	2008	$20.679	$11.512	1,800
	2009	$11.512	$14.288	324
	2010	$14.288	$14.887	0
	2011	$14.887	$13.073	0
	2012	$13.073	$15.046	0
	2013	$15.046	$18.644	0
	2014	$18.644	$16.460	0
	2015	$16.460	$15.168	0
Morgan Stanley VIS Global Advantage Portfolio – Class Y
	2006	$14.168	$16.334	1,807
	2007	$16.334	$18.563	1,798
	2008	$18.563	$10.133	1,782
	2009	$10.133	$9.648	0
Morgan Stanley VIS Income Plus Portfolio – Class Y
	2006	$10.504	$10.779	29,123
	2007	$10.779	$11.100	28,661
	2008	$11.100	$9.827	21,062
	2009	$9.827	$11.707	17,702
	2010	$11.707	$12.431	14,477
	2011	$12.431	$12.681	9,962
	2012	$12.681	$14.059	9,663
	2013	$14.059	$13.806	9,202
	2014	$13.806	$14.444	7,138
	2015	$14.444	$13.757	6,596

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Morgan Stanley VIS Limited Duration Portfolio – Class Y
	2006	$9.677	$9.807	22,019
	2007	$9.807	$9.819	21,492
	2008	$9.819	$8.109	20,130
	2009	$8.109	$8.338	17,348
	2010	$8.338	$8.302	12,482
	2011	$8.302	$8.286	6,056
	2012	$8.286	$8.317	6,033
	2013	$8.317	$8.109	2,718
	2014	$8.109	$7.965	2,701
	2015	$7.965	$7.735	2,684
Morgan Stanley VIS Money Market Portfolio – Class Y
	2006	$9.641	$9.801	18,115
	2007	$9.801	$9.992	5,039
	2008	$9.992	$9.946	11,716
	2009	$9.946	$9.690	10,603
	2010	$9.690	$9.440	1,223
	2011	$9.440	$9.197	1,176
	2012	$9.197	$8.959	1,209
	2013	$8.959	$8.728	1,296
	2014	$8.728	$8.503	504
	2015	$8.503	$8.284	461
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
	2006	$14.611	$14.791	11,219
	2007	$14.791	$17.177	10,970
	2008	$17.177	$8.742	4,936
	2009	$8.742	$14.550	3,635
	2010	$14.550	$18.061	3,852
	2011	$18.061	$16.368	3,861
	2012	$16.368	$17.872	3,843
	2013	$17.872	$26.178	2,880
	2014	$26.178	$26.889	2,862
	2015	$26.889	$28.376	2,415
Morgan Stanley VIS Strategist Portfolio – Class Y
	2006	$13.469	$15.056	13,938
	2007	$15.056	$15.893	14,434
	2008	$15.893	$11.734	14,324
	2009	$11.734	$13.652	13,966
	2010	$13.652	$14.163	12,523
	2011	$14.163	$12.675	9,565
	2012	$12.675	$13.170	9,444
	2013	$13.170	$13.974	0
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Shares
	2006	$10.000	$9.432	0
	2007	$9.432	$11.313	0
	2008	$11.313	$6.187	0
	2009	$6.187	$8.535	0
	2010	$8.535	$10.330	0
	2011	$10.330	$9.304	0
	2012	$9.304	$9.527	0
	2013	$9.527	$7.914	0
	2014	$7.914	$6.274	0
	2015	$6.274	$4.543	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio – Advisor Shares
	2006	$10.000	$10.637	0
	2007	$10.637	$10.954	0
	2008	$10.954	$9.105	0
	2009	$9.105	$11.571	0
	2010	$11.571	$12.630	0
	2011	$12.630	$13.069	0
	2012	$13.069	$14.989	0
	2013	$14.989	$13.573	0
	2014	$13.573	$13.407	0
	2015	$13.407	$12.754	0
PIMCO Real Return Portfolio – Advisor Shares
	2006	$10.000	$10.056	0
	2007	$10.056	$10.830	0
	2008	$10.830	$9.797	0
	2009	$9.797	$11.287	0
	2010	$11.287	$11.875	0
	2011	$11.875	$12.906	939
	2012	$12.906	$13.658	999
	2013	$13.658	$12.066	0
	2014	$12.066	$12.105	0
	2015	$12.105	$11.461	0
PIMCO Total Return Portfolio – Advisor Shares
	2006	$10.000	$10.237	0
	2007	$10.237	$10.834	0
	2008	$10.834	$11.051	0
	2009	$11.051	$12.267	4,524
	2010	$12.267	$12.907	6,291
	2011	$12.907	$13.015	4,384
	2012	$13.015	$13.880	4,359
	2013	$13.880	$13.242	6,297
	2014	$13.242	$13.438	6,259
	2015	$13.438	$13.135	6,219
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$7.698	109
	2010	$7.698	$8.444	110
	2011	$8.444	$8.384	104
	2012	$8.384	$9.743	100
	2013	$9.743	$12.567	96
	2014	$12.567	$13.792	89
	2015	$13.792	$13.026	88
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.005	$13.089	2,544
	2007	$13.089	$12.870	2,539
	2008	$12.870	$7.431	737
	2009	$7.431	$9.094	731
	2010	$9.094	$9.817	0
	2011	$9.817	$9.829	0
	2012	$9.829	$10.773	0
	2013	$10.773	$12.393	0
	2014	$12.393	$13.362	0
	2015	$13.362	$12.868	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth and Income Fund – Class IB
	2006	$13.547	$15.297	0
	2007	$15.297	$13.999	0
	2008	$13.999	$8.359	0
	2009	$8.359	$10.570	0
	2010	$10.570	$11.777	0
	2011	$11.777	$10.940	0
	2012	$10.940	$12.695	0
	2013	$12.695	$16.778	0
	2014	$16.778	$18.098	0
	2015	$18.098	$16.302	0
Putnam VT International Equity Fund – Class IB
	2006	$15.559	$19.359	10,327
	2007	$19.359	$20.432	9,971
	2008	$20.432	$11.155	8,305
	2009	$11.155	$13.542	7,495
	2010	$13.542	$14.515	4,317
	2011	$14.515	$11.745	4,141
	2012	$11.745	$13.947	4,073
	2013	$13.947	$17.400	1,327
	2014	$17.400	$15.800	1,363
	2015	$15.800	$15.412	1,311
Putnam VT Investors Fund – Class IB
	2006	$14.045	$15.589	0
	2007	$15.589	$14.399	0
	2008	$14.399	$8.478	0
	2009	$8.478	$10.804	0
	2010	$10.804	$11.990	0
	2011	$11.990	$11.685	0
	2012	$11.685	$13.297	0
	2013	$13.297	$17.503	0
	2014	$17.503	$19.421	0
	2015	$19.421	$18.506	0
Putnam VT New Value Fund – Class IB
	2006	$10.851	$12.264	130
	2007	$12.264	$11.360	142
	2008	$11.360	$6.113	110
	2009	$6.113	$5.748	0
Putnam VT Voyager Fund – Class IB
	2006	$12.271	$12.603	1,733
	2007	$12.603	$12.953	1,776
	2008	$12.953	$7.945	0
	2009	$7.945	$12.684	0
	2010	$12.684	$14.925	0
	2011	$14.925	$11.944	0
	2012	$11.944	$13.289	0
	2013	$13.289	$18.606	0
	2014	$18.606	$19.886	0
	2015	$19.886	$18.187	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Emerging Markets Debt Portfolio, Class II
	2006	$13.142	$14.186	1,494
	2007	$14.186	$14.700	694
	2008	$14.700	$12.174	655
	2009	$12.174	$15.430	638
	2010	$15.430	$16.495	604
	2011	$16.495	$17.175	558
	2012	$17.175	$19.719	521
	2013	$19.719	$17.526	537
	2014	$17.526	$17.566	518
	2015	$17.566	$16.910	492
UIF Emerging Markets Equity Portfolio, Class II
	2006	$23.078	$30.838	2,220
	2007	$30.838	$42.188	3,775
	2008	$42.188	$17.775	2,348
	2009	$17.775	$29.456	1,915
	2010	$29.456	$34.131	1,910
	2011	$34.131	$27.185	1,906
	2012	$27.185	$31.733	1,901
	2013	$31.733	$30.570	1,490
	2014	$30.570	$28.422	277
	2015	$28.422	$24.721	275
UIF Global Franchise Portfolio, Class II
	2006	$14.550	$17.223	8,811
	2007	$17.223	$18.416	11,096
	2008	$18.416	$12.747	8,184
	2009	$12.747	$16.088	10,354
	2010	$16.088	$17.873	9,196
	2011	$17.873	$18.986	8,143
	2012	$18.986	$21.377	7,967
	2013	$21.377	$24.918	4,659
	2014	$24.918	$25.367	1,431
	2015	$25.367	$26.243	1,354
UIF Global Infrastructure – Class II
	2014	$10.000	$26.574	86
	2015	$26.574	$22.291	86
UIF Global Strategist Portfolio, Class II formerly, UIF Global Tactical Asset Allocation Portfolio, Class II
	2013	$10.000	$15.127	7,669
	2014	$15.127	$15.029	6,968
	2015	$15.029	$13.684	6,942
UIF Growth Portfolio, Class II
	2006	$13.670	$13.824	5,492
	2007	$13.824	$16.381	5,417
	2008	$16.381	$8.082	3,843
	2009	$8.082	$13.002	3,774
	2010	$13.002	$15.529	3,745
	2011	$15.529	$14.668	3,720
	2012	$14.668	$16.295	715
	2013	$16.295	$23.448	672
	2014	$23.448	$24.231	658
	2015	$24.231	$26.429	623

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$17.579	$18.689	10,759
	2007	$18.689	$22.319	11,169
	2008	$22.319	$11.562	10,551
	2009	$11.562	$17.723	10,423
	2010	$17.723	$22.836	8,994
	2011	$22.836	$20.649	8,966
	2012	$20.649	$21.821	8,891
	2013	$21.821	$29.224	7,545
	2014	$29.224	$28.991	3,579
	2015	$28.991	$26.548	3,569
UIF Small Company Growth Portfolio, Class II
	2006	$17.203	$18.742	4,660
	2007	$18.742	$18.795	7,471
	2008	$18.795	$10.904	1,684
	2009	$10.904	$15.577	1,682
	2010	$15.577	$19.203	690
	2011	$19.203	$17.077	376
	2012	$17.077	$19.080	374
	2013	$19.080	$31.844	372
	2014	$31.844	$26.718	371
	2015	$26.718	$23.477	369
UIF U.S. Real Estate Portfolio, Class II
	2006	$19.105	$25.622	7,469
	2007	$25.622	$20.644	9,257
	2008	$20.644	$12.456	6,778
	2009	$12.456	$15.590	5,036
	2010	$15.590	$19.671	4,970
	2011	$19.671	$20.247	5,330
	2012	$20.247	$22.803	5,300
	2013	$22.803	$22.601	2,779
	2014	$22.601	$28.495	1,277
	2015	$28.495	$28.291	1,245

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

PA195-4